UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (5.3%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100(a)	$255,000	$251,335
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 5/15/20 @ 100	115,000	114,811
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 5/15/20 @ 100(a)	112,753	112,665
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100(a)(b)	188,721	188,560
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 11/15/20 @ 100(b)	130,000	129,586
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	415,663	415,713
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100(a)	300,000	299,083
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 7/15/20 @ 100(a)	235,000	232,889
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	225,000	223,546
Total Asset Backed Securities (Cost $1,977,027)		1,968,188

Collateralized Mortgage Obligations (2.3%)
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	305,000	294,963
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(b)(c)	250,000	261,203
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	306,726
Total Collateralized Mortgage Obligations (Cost $929,438)		862,892

Residential Mortgage Backed Securities (1.5%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 10/25/18 @ 100(a)(c)	50,763	50,763
Countrywide Home Loans, Inc., Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/18 @ 100	66,417	66,417
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.54% (LIBOR01M+132bps), 10/25/32, Callable 10/25/18 @ 100(d)	96,543	97,651
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 10/25/18 @ 100(a)	16,617	16,617
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/29 @ 100(a)(b)(c)	137,465	135,385
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 2/25/19 @ 100(a)	20,706	20,800
Prime Mortgage Trust, Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/18 @ 100(a)	6,469	6,469
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/18 @ 100(a)	24,665	24,665

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/18 @ 100(a)(c)	$353	$356
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/18 @ 100(a)	9,805	9,805
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 3.84%, 11/25/34, Callable 10/25/18 @ 100(a)(c)	128,685	128,685
Total Residential Mortgage Backed Securities (Cost $560,689)		557,613

Corporate Bonds (32.1%)

Communication Services (3.4%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	499,175
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	153,000	150,962
3.40%, 5/15/25, Callable 2/15/25 @ 100 (e)	102,000	97,069
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)(b)	226,000	216,253
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	135,000	116,936
Verizon Communications, Inc., 5.15%, 9/15/23	140,000	149,703
		1,230,098
Consumer Discretionary (1.7%):
Hasbro, Inc., 6.35%, 3/15/40	115,000	124,935
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	59,000	54,784
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	242,141
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	145,000	139,838
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	68,283
		629,981
Consumer Staples (2.2%):
Altria Group, Inc.
4.25%, 9/16/16	55,000	51,030
2.63%, 8/9/42, Callable 6/16/26 @ 100	210,000	191,487
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	70,000	70,062
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	120,000	122,485
Reynolds American, Inc.
4.00%, 6/12/22	54,000	54,411
4.85%, 9/15/23	96,000	99,588
5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	98,182
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21, Callable 9/18/21 @ 100	81,000	80,582
3.45%, 6/1/26, Callable 3/1/26 @ 100	69,000	65,606
		833,433
Energy (2.3%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	123,000	124,581
Ecopetrol SA, 5.88%, 9/18/23	100,000	106,423
EQT Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	104,000	105,579
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	40,536
Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100 (a)	123,000	118,416
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	76,305
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	53,208
Statoil ASA, 3.95%, 5/15/43 (e)	65,000	63,138
Valero Energy Corp., 6.63%, 6/15/37	140,000	169,243
		857,429

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Financials (10.8%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	$185,000	$171,630
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	120,000	119,273
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (d)	130,000	127,017
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	272,702
4.20%, 8/26/24, MTN (e)	128,000	128,439
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	93,245
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	254,472
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	170,000	158,437
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	156,414
Citigroup, Inc.
4.13%, 7/25/28 (e)	135,000	130,276
3.88%, (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (d)	100,000	92,222
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	134,000	131,395
5.60%, 7/15/41	115,000	132,787
5.40%, 1/6/42	75,000	84,414
KeyBank NA, 2.25%, 3/16/20	580,000	572,164
KeyCorp, 4.10%, 4/30/28, MTN	66,000	65,694
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	299,354
3.13%, 7/27/26, MTN	205,000	190,767
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	95,000	97,672
Regions Financial Corp.
3.20%, 2/8/21, Callable 1/8/21 @ 100 (a)	154,000	152,785
2.75%, 8/14/22, Callable 7/14/22 @ 100	76,000	73,252
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	110,757
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(b)	250,000	247,605
Wells Fargo & Co., 4.90%, 11/17/45 (a)	80,000	81,050
		3,943,823
Health Care (3.9%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100	107,000	104,106
3.38%, 11/14/21	37,000	36,949
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	67,297
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	146,000	140,606
CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	81,000	80,268
Express Scripts Holding Co., 2.25%, 6/15/19 (a)	210,000	208,853
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	480,186
4.80%, 4/1/44, Callable 10/1/43 @ 100	85,000	87,802
Humana, Inc, 2.90%, 12/15/22, Callable 11/15/22 @ 100	223,000	216,027
		1,422,094
Industrials (2.4%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	400,000	401,452
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	51,350
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	76,915
Rockwell Automation, Inc., 6.25%, 12/1/37	60,000	72,938
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	70,000	68,969
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	97,000	97,317
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	123,519
		892,460

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Information Technology (1.4%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$98,000	$105,843
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	127,000	138,645
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	192,000	186,639
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	82,543
		513,670
Materials (1.9%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	102,000	95,537
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)(e)	490,000	492,474
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	80,385
5.20%, 11/2/40	50,000	55,809
		724,205
Utilities (2.1%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	111,886
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	137,151
Exelon Corp., 3.50%, 6/1/22, Callable 5/1/22 @ 100	194,000	190,637
Iberdrola International BV
6.75%, 9/15/33	35,000	39,926
6.75%, 7/15/36 (e)	70,000	87,599
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	117,142
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	115,000	110,420
		794,761
Total Corporate Bonds (Cost $12,139,766)		11,841,954

Government National Mortgage Association (0.1%)

Multi-family (0.1%):

Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	23,742	26,009
Total Government National Mortgage Association (Cost $24,356)		26,009

U.S. Government Mortgage Backed Agencies (40.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	40,687	41,527
Series 4139, Class DA1.25%, 12/15/27 (a)	552,249	514,701
Series 4395, Class PA2.50%, 4/15/37 (a)	180,889	173,456
5.50%, 6/1/38	57,713	62,596
7.00%, 9/1/38 (a)	19,193	21,732
Series 4320, Class AP3.50%, 7/15/39 - 3/1/48 (a)	1,490,041	1,469,932
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (a)	672,664	644,707
4.50%, 1/1/41 - 7/1/44 (a)	1,064,824	1,106,618
Series 4049, Class AB2.75%, 12/15/41 (a)	107,175	105,297
Series 4494, Class JA3.75%, 5/15/42 (a)	364,819	369,526
		4,510,092

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value

Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
4.42%(LIBOR01M+220bps), 2/25/24 (a)(d)	$340,325	$349,254

Federal National Mortgage Assoc.
3.00%, 1/1/47	302,058	289,402

Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	283,432	305,941
5.50%, 4/1/22 - 1/1/38 (a)	170,874	184,754
7.00%, 8/1/23 - 6/1/32 (a)	26,272	29,010
7.50%, 12/1/29 - 2/1/31 (a)	28,041	31,109
8.00%, 6/1/30 - 9/1/30 (a)	20,444	23,079
5.00%, 12/1/34 - 11/1/36	12,239	13,012
3.41%(LIBOR12M+166bps), 12/1/36 (a)(d)	39,260	41,434
4.50%, 12/1/38 - 6/1/40 (a)	1,007,325	1,042,206
Series 2013-33, Class UD2.50%, 4/25/39 - 12/25/47 (a)	410,676	391,708
Series 2013-137, Class A3.50%, 3/25/40 - 10/1/47 (a)	2,868,519	2,840,718
Series 2011-101, Class LA3.00%, 10/25/40 - 8/1/46 (a)	2,348,565	2,256,439
Series 2013-81, Class KA2.75%, 9/25/42	398,145	388,162
4.00%, 5/1/43 - 9/1/48 (a)	2,057,356	2,089,209
		9,636,781
Total U.S. Government Mortgage Backed Agencies (Cost $15,290,967)		14,785,529

U.S. Treasury Obligations (14.5%)
U.S. Treasury Bonds
2.88%, 5/15/43 (a)	322,000	304,461
3.00%, 2/15/48	714,000	687,361
U.S. Treasury Notes
1.50%, 5/31/20 (a)	360,000	352,490
2.75%, 4/30/23 (a)	2,683,000	2,660,990
2.00%, 8/15/25 (a)	538,000	504,236
2.75%, 2/15/28 (a)	858,000	836,611
Total U.S. Treasury Obligations (Cost $5,411,268)		5,346,149

Collateral for Securities Loaned (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(f)	114,082	114,082
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(f)	179,137	179,137
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(f)	57,048	57,048
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(f)	35,649	35,649
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(f)	192,502	192,502

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(f)	71,297	$71,297
Total Collateral for Securities Loaned (Cost $649,715)		649,715

Total Investments (Cost $36,983,226) — 97.7%		36,038,049
Other assets in excess of liabilities — 2.3%		834,899
NET ASSETS - 100.00%		$36,872,948

(a)                  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $2,452,003 and amounted to 6.6% of net assets.

(c)                   The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(d)                  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(e)                   All or a portion of this security is on loan.

(f)                    Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	14	12/19/18	$1,679,711	$1,662,938	$(16,773)
2-Year U.S. Treasury Note Future	3	12/31/18	633,713	632,203	(1,510)
30-Year U.S. Treasury Bond Future	16	12/19/18	2,299,055	2,248,000	(51,055)
5-Year U.S. Treasury Note Future	25	12/31/18	2,831,541	2,811,914	(19,627)
					$(88,965)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(88,965)
	Total net unrealized depreciation				$(88,965)

See notes to schedules of portfolio investments.

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.06%	$3,500,000	$(273,936)	$(237,748)	$(36,188)

(a)                    When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (14.9%)
American Express Credit Account Master Trust, Series 2014-1, Class B, 2.66% (LIBOR01M+50bps), 12/15/21(a)(b)	$6,400,000	$6,406,995
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 12/8/19 @ 100(b)	2,600,000	2,605,868
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 2/18/22 @ 100(b)	3,200,000	3,183,050
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100(b)	4,435,000	4,371,358
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100(b)	2,715,000	2,675,975
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20(b)(c)	2,000,000	1,994,560
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 1/15/21 @ 100(b)(c)	4,180,000	4,103,928
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 5/15/20 @ 100(b)	1,209,807	1,208,861
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 7/15/20 @ 100(b)(c)	2,115,000	2,113,272
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 3/15/21 @ 100(b)	5,140,000	5,134,002
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100(b)(c)	1,985,668	1,983,976
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100(b)	3,125,000	3,115,444
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 7/15/20 @ 100(b)	2,540,000	2,517,183
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 8/15/20 @ 100(b)	6,835,000	6,787,278
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	2,400,000	2,384,486
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(b)	3,155,000	3,101,084
Total Asset Backed Securities (Cost $54,065,101)		53,687,320

Collateralized Mortgage Obligations (7.4%)
BX Trust, Series 2017-APPL, Class A, 3.04% (LIBOR01M+88bps), 7/15/34(a)(b)(c)	4,069,680	4,069,971
BX Trust, Series 2017-SLCT, Class B, 3.36% (LIBOR01M+120bps), 7/15/34(a)(b)(c)	3,994,777	4,002,142
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 2/10/47(b)	2,923,651	2,923,028
Drive Auto Recievables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 7/15/20 @ 100(b)(c)	320,128	320,093
Galaxy CLO Ltd., Series 2017-24A, Class A, 3.46% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)(c)	2,000,000	1,996,980
Great Wolf Trust, Series 2017-WOLF, Class A, 3.16% (LIBOR01M+85bps), 9/15/34(a)(b)(c)	3,500,000	3,500,792

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)(d)	$3,500,000	$3,656,844
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.03%, 11/10/46(b)	167,739	167,676
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.98%, 11/15/45(b)	705,911	705,911
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2, 3.07%, 12/15/46(b)	490,013	489,642
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.59% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)(c)	2,825,000	2,828,574
Voya CLO Ltd., Series 2017-4A, Class A1, 3.47% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)(c)	2,000,000	1,999,840
Total Collateralized Mortgage Obligations (Cost $26,942,713)		26,661,493

Residential Mortgage Backed Securities (6.1%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 10/25/18 @ 100(b)(d)	11,545	11,545
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.34%, 10/25/33, Callable 10/25/18 @ 100(b)(d)	2,103,183	2,103,183
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 4.21%, 11/25/34, Callable 10/25/18 @ 100(b)(d)	2,102,192	2,102,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1, 5.00%, 8/25/19, Callable 10/25/18 @ 100(b)	50,678	50,430
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A31, 5.50%, 6/25/33, Callable 10/25/18 @ 100(b)	177,039	177,039
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/25/18(b)	13,839	13,941
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 3/25/34 @ 100(b)	83,362	84,405
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/29 @ 100(b)(c)(d)	1,718,314	1,692,307
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/39 @ 100(b)(c)(d)	1,027,315	1,010,591
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 9/25/38 @ 100(b)(c)(d)	2,194,398	2,162,202
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 8/25/35 @ 100(b)(c)(d)	2,495,612	2,375,854
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 2/25/19 @ 100(b)	37,484	37,653
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/18 @ 100(b)	99,825	99,825
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.99%, 10/25/29, Callable 12/25/25 @ 100(b)(c)(d)	4,518,581	4,401,418
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.22%, 2/25/35, Callable 10/25/18 @ 100(b)(d)	245,058	245,058
Madison Park Funding Ltd., Series 2017-26A, Class AR, 3.54% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)(c)	2,250,000	2,255,603
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.50% (LIBOR01M+28bps), 11/25/35, Callable 10/25/18 @ 100(a)(b)	354,109	352,196
Prime Mortgage Trust, Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/18 @ 100(b)	22,704	22,704

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 10/25/18 @ 100(b)	$41,401	$41,401
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/18 @ 100(b)	89,800	89,800
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	1,829	1,845
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 3.76%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	611,484	611,484
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/18 @ 100(b)	14,420	14,420
Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 2A1, 4.42%, 10/25/33, Callable 10/25/18 @ 100(b)(d)	222,071	222,071
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.63%, 8/25/34, Callable 10/25/18 @ 100(b)(d)	720,143	720,143
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.61%, 8/25/34, Callable 10/25/18 @ 100(b)(d)	1,157,627	1,157,627
Total Residential Mortgage Backed Securities (Cost $22,551,198)		22,056,937

Corporate Bonds (50.4%)

Communication Services (4.0%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (b)	3,500,000	3,453,380
3.51%, (LIBOR03M+118bps), 6/12/24 (a)(e)	2,250,000	2,257,583
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	4,185,000	4,219,275
Verizon Communications Inc., 3.41%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(b)	2,336,000	2,355,599
Vodafone Group PLC, 3.33%(LIBOR03M+99bps), 1/16/24 (a)(b)	2,208,000	2,213,586
		14,499,423
Consumer Discretionary (3.3%):
Aptiv PLC, 3.15%, 11/19/20, Callable 10/19/20 @ 100 (b)	1,505,000	1,489,559
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (b)(e)	3,055,000	3,186,884
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (b)	3,380,000	3,351,507
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)(e)	3,750,000	3,859,200
		11,887,150
Consumer Staples (2.2%):
Bat Capital Corp., 2.30%, 8/14/20 (b)(c)	3,750,000	3,675,638
Molson Coors Brewing Co., 1.45%, 7/15/19 (b)	2,063,000	2,038,987
Pernod Ricard SA, 5.75%, 4/7/21 (b)(c)	2,176,000	2,289,283
		8,003,908
Energy (5.4%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 11/5/18 @ 100 (b)	3,230,000	3,229,193
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	5,000,000	4,978,449
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)	5,185,000	5,389,237
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (b)	1,850,000	1,851,924
Pioneer Natural Resource Co., 7.50%, 1/15/20 (b)	2,085,000	2,192,065
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (b)(c)	1,915,000	1,930,090
		19,570,958

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Financials (12.3%):
Bank of America Corp.
2.25%, 4/21/20, MTN (b)	$2,000,000	$1,972,740
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	1,391,000	1,359,077
3.31%, (LIBOR03M+96bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	2,259,000	2,269,640
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100 (b)(e)	1,790,000	1,786,850
2.50%, 5/12/20, Callable 4/12/20 @ 100	615,000	607,239
3.45%, 4/30/21, Callable 3/30/21 @ 100 (b)	3,500,000	3,495,904
Citigroup, Inc.
3.40%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	3,500,000	3,556,735
3.29%, (LIBOR03M+95bps), 7/24/23, Callable 7/24/22 @ 100 (a)(b)	2,191,000	2,206,249
HSBC Holdings PLC, 3.32%(LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (a)(b)	2,267,000	2,262,670
JPMorgan Chase & Co., 3.24%(LIBOR03M+89bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	2,267,000	2,273,869
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	637,000	637,809
Morgan Stanley, 3.56%(LIBOR03M+122bps), 5/8/24, Callable 5/8/23 @ 100 (a)(b)	2,267,000	2,303,317
Regions Bank, 3.37%( LIBOR03M +50bps), 8/13/21, Callable 8/13/20 @ 100 (a)	1,000,000	996,640
SVB Financial Group, 5.38%, 9/15/20 (b)	2,573,000	2,666,220
The Goldman Sachs Group, Inc, 4.09%(LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(b)	2,267,000	2,353,418
The Goldman Sachs Group, Inc., 3.48%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)(e)	3,500,000	3,547,390
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (b)(c)	3,825,000	3,788,357
3.26%, (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)(c)	2,200,000	2,208,448
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	4,000,000	3,936,200
		44,228,772
Health Care (10.1%):
AbbVie, Inc., 2.00%, 11/6/18 (b)	3,000,000	2,998,410
Amgen, Inc., 2.20%, 5/11/20 (b)	6,051,000	5,965,559
Bayer US Finance II LLC
3.50%, 6/25/21, Callable 5/25/21 @ 100 (c)	1,000,000	997,180
3.34%, (LIBOR03M+101bps), 12/15/23, Callable 11/15/23 @ 100 (a)(b)(c)	2,461,000	2,464,347
Biogen, Inc., 2.90%, 9/15/20 (b)	5,333,000	5,306,015
Celgene Corp., 2.88%, 2/19/21 (b)	4,345,000	4,290,036
Edwards Lifesciences Corp., 2.88%, 10/15/18 (b)	3,825,000	3,824,732
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	4,057,000	4,034,849
Halfmoon Parent, Inc., 3.22%(LIBOR03M+89bps), 7/15/23, Callable 6/15/23 @ 100 (a)(c)	2,125,000	2,124,469
Universal Health Services, Inc., 3.75%, 8/1/19 (b)(c)	4,177,000	4,185,688
		36,191,285
Industrials (2.5%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	2,319,000	2,389,405
Aercap Holdings NV, 4.63%, 10/30/20 (b)	3,715,000	3,784,805
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (b)	2,565,000	2,609,631
		8,783,841

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Information Technology (3.8%):
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	$7,120,000	$7,122,278
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	1,178,000	1,157,032
NetApp, Inc., 2.00%, 9/27/19 (b)	1,875,000	1,858,200
VMware, Inc., 2.30%, 8/21/20 (b)	3,820,000	3,738,176
		13,875,686
Materials (1.6%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)	5,725,000	5,755,227

Real Estate (2.7%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100	3,470,000	3,561,468
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (b)	1,410,000	1,397,240
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (b)	3,130,000	3,077,698
Welltower, Inc., 6.13%, 4/15/20 (b)	1,650,000	1,714,928
		9,751,334
Utilities (2.5%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (b)	2,900,000	2,846,031
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)	6,027,000	6,130,122
		8,976,153
Total Corporate Bonds (Cost $183,285,611)		181,523,737

U.S. Government Mortgage Backed Agencies (9.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,373,849	1,459,624
5.50%, 10/25/23 (b)	9,450	9,733
Series 4430, Class NG2.50%, 2/15/38 (b)	3,121,586	3,065,429
7.00%, 9/1/38 (b)	9,213	10,431
Series 4320, Class AP3.50%, 7/15/39 (b)	1,783,806	1,774,074
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (b)	7,180,672	6,882,274
Series 4049, Class AB2.75%, 12/15/41 (b)	1,150,953	1,130,789
		14,332,354
Federal National Mortgage Association
6.00%, 2/1/37 (b)	1,589,092	1,721,588
Series 2013-83, Class CA3.50%, 10/25/37 - 3/25/40 (b)	4,832,742	4,849,634
Series 2013-33, Class UD2.50%, 4/25/39 (b)	2,241,525	2,154,423
Series 2011-21, Class PA4.50%, 5/25/40 (b)	5,088,220	5,226,372
Series 2011-101, Class LA3.00%, 10/25/40 (b)	2,041,300	2,009,511
5.00%, 2/1/41 - 10/1/41 (b)	4,919,489	5,228,751
		21,190,279
Total U.S. Government Mortgage Backed Agencies (Cost $36,714,917)		35,522,633

U.S. Treasury Obligations (8.1%)
U.S. Treasury Bill, 2.14%, 12/27/18 (b)(f)	3,500,000	3,481,775
U.S. Treasury Notes
1.13%, 1/31/19 (b)	1,429,000	1,423,400
1.63%, 8/31/19 (b)	6,590,000	6,530,793
2.25%, 3/31/20 (b)	9,000,000	8,933,531
2.38%, 4/15/21 (b)	9,000,000	8,893,102
Total U.S. Treasury Obligations (Cost $29,369,812)		29,262,601

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(g)	233,599	$233,599
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(g)	366,808	366,808
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(g)	116,813	116,813
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(g)	72,996	72,996
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(g)	394,173	394,173
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(g)	145,991	145,991
Total Collateral for Securities Loaned (Cost $1,330,380)		1,330,380

Total Investments (Cost $354,259,732) — 97.2%		350,045,101
Other assets in excess of liabilities — 2.8%		9,988,266
NET ASSETS - 100.00%		$360,033,367

(a)                  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(b)                  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $89,791,519 and amounted to 24.9% of net assets.

(d)                  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)                   All or a portion of this security is on loan.

(f)                    Rate represents the effective yield at September 30, 2018.

(g)                   Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	402	12/31/18	$84,917,589	$84,715,218	$(202,371)
5-Year U.S. Treasury Note Future	113	12/31/18	12,798,923	12,709,852	(89,071)
					$(291,442)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(291,442)
	Total net unrealized depreciation				$(291,442)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.06%	$35,000,000	$(2,739,365)	$(2,377,480)	$(361,885)

Credit Default Swap Agreements - Sell Protection(d)

Underlying Instruments	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Notional Amount(e)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 30	1.00%	6/20/23	Daily	0.54%	$19,000,000	$378,175	$357,536	$20,639

(a)                    When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(d)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(e)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade 5 Year Index, Series 30.

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2018
(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (1.4%)

Communication Services (1.1%):
AMC Networks, Inc., Class A(a)(b)	6,000	$398,040
TEGNA, Inc.	33,000	394,680
		792,720
Consumer Discretionary (0.3%):
Wynn Resorts Ltd.	2,000	254,120
Total Common Stocks (Cost $1,050,273)		1,046,840

Senior Secured Loans (26.2%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.02% (LIBOR06M+450bps), 5/4/25(c)	$800,000	802,504
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.99% (LIBOR01M+775bps), 8/15/25, Callable 11/3/18 @ 101(c)	1,000,000	891,500
Avaya, Inc., 1st Lien Term Loan B, 6.41% (LIBOR01M+425bps), 12/15/24, Callable 11/3/18 @ 101(c)	645,125	650,383
Bass Pro Group LLC, Term Loan B, 7.24% (LIBOR01M+500bps), 12/16/23, Callable 11/3/18 @ 100(c)	990,000	999,508
Caesars Resort Collection LLC, 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 10/2/24, Callable 11/3/18 @ 100(c)	992,500	997,754
Crown Finance US, Inc., 1st Lien Term Loan B, 4.74% (LIBOR01M+250bps), 2/7/25, Callable 11/3/18 @ 100(c)	646,750	645,706
Dayco Products LLC, 6.56% (LIBOR03M+425bps), 5/19/24, Callable 11/3/18 @ 101(c)	979,474	984,371
Hertz Corp., Term Loan B1, 5.00% (LIBOR01M+275bps), 6/30/23, Callable 11/3/18 @ 100(c)	984,733	980,813
Lifescan Global Corp., 8.40% (LIBOR03M+600bps), 6/19/24(c)(e)	1,000,000	988,130
Navistar, Inc., 1st Lien Term Loan B, 5.64% (LIBOR01M+350bps), 11/2/24, Callable 11/3/18 @ 100(c)	995,000	999,975
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.14% (LIBOR03M+875bps), 7/1/24, Callable 11/3/18 @ 100(c)	800,000	796,000
PetSmart, Inc., 5.12% (LIBOR01M+300bps), 3/10/22, Callable 11/3/18 @ 100(c)	987,245	859,910
Radiate Holdco LLC, 5.24% (LIBOR01M+300bps), 2/1/24, Callable 11/3/18 @ 100(c)	992,443	990,473
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 2/5/23, Callable 11/3/18 @ 100(c)	1,303,458	1,308,947
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.99% (LIBOR01M+275bps), 8/14/24, Callable 11/3/18 @ 100(c)	191,637	191,278
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.04% (LIBOR02M+275bps), 8/14/24, Callable 11/3/18 @ 100(c)	803,363	801,857
SIWF Holdings, Inc., 10.66% (LIBOR01M+850bps), 5/26/26(c)	1,000,000	965,000
Speciality Building Products Holdings LLC, 1st Lien Term Loan, 8.05% (LIBOR01M+575bps), 9/21/25(c)(d)	1,000,000	1,002,810
Sprint Communications, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+250bps), 2/2/24, Callable 11/3/18 @ 100(c)	994,950	997,444
Stars Group Holdings BV, 5.89% (LIBOR03M+350bps), 6/27/25(c)	997,500	1,006,299
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.49% (LIBOR01M+725bps), 11/21/25, Callable 11/3/18 @ 102(c)	700,000	702,919

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Verscend Holding Corp., 6.74% (LIBOR01M+450bps), 8/10/25(c)	$650,000	$655,148
Windstream Services LLC / Windstream Finance Corp., 5.41% (LIBOR01M+325bps), 2/8/24, Callable 11/3/18 @ 100(c)	493,669	436,753
Total Senior Secured Loans (Cost $19,619,779)		19,655,482

Corporate Bonds (62.3%)

Communication Services (7.2%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (e)	1,000,000	957,500
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	600,000	575,850
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	1,000,000	1,020,080
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 11/5/18 @ 101.28 (f)	450,000	453,281
Hughes Satellite Systems Corp., 6.63%, 8/1/26	1,000,000	969,130
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e)(f)	1,000,000	1,071,220
Windstream Services LLC / Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (b)(f)	356,000	274,957
		5,322,018
Consumer Discretionary (8.9%):
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 11/5/18 @ 102.21 (b)	299,000	305,728
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	325,000	335,667
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	600,000	510,150
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	610,000	626,769
Delta Merger Sub inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5 (f)	670,000	678,335
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f)	1,000,000	962,850
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	1,000,000	1,047,009
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (b)(f)	1,000,000	1,011,520
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (f)	340,000	345,280
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	868,170
		6,691,478
Consumer Staples (5.2%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	1,000,000	899,980
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e)(f)	759,000	740,678
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	1,000,000	977,730
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	600,000	568,308
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	670,000	692,204
		3,878,900
Energy (6.5%):
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	1,400,000	1,024,912
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (f)	650,000	651,027
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (e)	1,245,000	930,986
Noble Holding International Ltd., 6.20%, 8/1/40	1,400,000	1,086,890
Transocean, Inc., 6.80%, 3/15/38 (b)(e)	1,400,000	1,211,266
		4,905,081

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Financials (4.3%):
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e)(f)	$1,000,000	$1,031,210
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (f)	1,000,000	1,022,500
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/5/18 @ 102.75	1,250,000	1,150,875
		3,204,585
Health Care (12.0%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 11/5/18 @ 103.19 (b)(f)	1,000,000	900,170
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e)(f)	1,000,000	1,033,330
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (f)	1,000,000	993,510
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (e)(f)	1,000,000	1,034,700
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 11/5/18 @ 101 (f)	1,000,000	1,010,530
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (b)(f)	1,000,000	958,920
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 11/5/18 @ 102.94 (e)(f)	1,000,000	974,500
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	1,000,000	1,032,260
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (f)	1,000,000	1,094,990
		9,032,910
Industrials (15.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/5/18 @ 105.53 (e)(f)	1,000,000	992,400
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)(e)(f)	900,000	925,659
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (b)(f)	1,000,000	975,080
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (f)	1,330,000	1,225,807
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (f)	1,000,000	1,052,340
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	1,009,550
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	800,000	873,464
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (f)	1,000,000	1,007,130
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)(e)(f)	1,000,000	975,040
Stevens Holding Co. Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (g)(f)	670,000	681,115
Triumph Group, Inc., 4.88%, 4/1/21, Callable 11/5/18 @ 101.22	1,000,000	967,280
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (e)(f)	800,000	826,952
		11,511,817
Materials (2.9%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (f)	670,000	612,213
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5 (f)	680,000	691,022
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e)(f)	1,000,000	870,000
		2,173,235
Total Corporate Bonds (Cost $46,534,352)		46,720,024

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Collateral for Securities Loaned (9.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(h)	1,305,386	$1,305,386
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(h)	2,049,777	2,049,777
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(h)	652,769	652,769
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(h)	407,910	407,910
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(h)	2,202,696	2,202,696
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(h)	815,820	815,820
Total Collateral for Securities Loaned (Cost $7,434,358)		7,434,358

Total Investments (Cost $74,638,762) — 99.8%		74,856,704
Other assets in excess of liabilities — 0.2%		114,199
NET ASSETS - 100.00%		$74,970,903

(a)                  Non-income producing security.

(b)                  All or a portion of this security is on loan.

(c)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(d)                  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)                   All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $31,395,777 and amounted to 41.9% of net assets.

(g)                   Security purchased on a when-issued basis.

(h)                  Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (98.0%)
California (2.1%):
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	$1,500,000	$1,536,045

Connecticut (3.0%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,200,300

Delaware (3.6%):
Delaware State Economic Development Authority Revenue Bonds
1.74%, 4/1/23, KEYBANK, Continuously Callable @100	405,000	405,000
5.00%, 11/15/48, Continuously Callable @103	2,000,000	2,182,080
		2,587,080
District of Columbia (2.2%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @100	1,500,000	1,609,605

Florida (3.0%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015 A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,186,580

Guam (1.5%):
Port Authority of Guam Revenue Bonds, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,075,370

Idaho (0.8%):
Idaho Fish & Wildlife Foundation, Inc Revenue Bonds, 5.00%, 12/1/37, Continuously Callable @100	485,000	555,378

Illinois (24.5%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100(a)	3,775,000	4,368,091
Chicago General Obligation Refunding Bonds
Series A, 5.75%, 1/1/33, Continuously Callable @100	2,000,000	2,203,320
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,123,440
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @100	2,450,000	2,667,119
Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @100	2,000,000	2,119,160
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008 C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,078,890
Illinois General Obligation Bonds
Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,156,100
Series D, 5.00%, 11/1/26	2,000,000	2,108,180
		17,824,300
Kansas (2.1%):
Kansas Development Finance Authority Hospital Revenue Bonds
5.50%, 11/15/29, Pre-refunded 11/15/19 @ 100	35,000	36,328
5.50%, 11/15/29, Continuously Callable @100	1,465,000	1,517,227
		1,553,555
Massachusetts (1.5%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014 1, 5.00%, 11/1/39, Continuously Callable @100	1,000,000	1,110,760

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Missouri (2.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(b)	$2,000,000	$1,873,040

New Jersey (11.7%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100(a)	885,000	952,941
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100(a)	3,000,000	3,277,591
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, Series 2015 A, 5.00%, 7/1/46, AGC, Continuously Callable @100(a)	1,500,000	1,624,785
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Bonds, 5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,108,480
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,607,580
		8,571,377
New York (12.4%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,724,467
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,468
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @100	1,500,000	1,655,625
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @100	2,000,000	2,175,060
5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,096,380
TSASC, Inc. Tobacco Settlement Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,128,140
		8,980,140
Oklahoma (2.1%):
Muskogee Industrial Trust Pollution Control Revenue Bonds, 1.62%, 6/1/27, Continuously Callable @100	1,500,000	1,500,000

Oregon (1.8%):
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013 A, 5.00%, 11/15/38, Continuously Callable @100	1,000,000	1,103,210
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	205,000	220,762
		1,323,972
Pennsylvania (9.1%):
Commonwealth Financing Authority Revenue Bonds, 5.00%, 6/1/35, Continuously Callable @100	1,000,000	1,108,330
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, Series 2010, 5.30%, 7/1/30, Continuously Callable @100	1,000,000	1,048,800
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 E, 5.00%, 5/15/31, Continuously Callable @100	1,000,000	1,043,850
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @100	2,000,000	2,159,940
Philadelphia School District, General Obligation Bonds, 5.00%, 9/1/38, STATE AID WITHHOLDING, Continuously Callable @100	1,200,000	1,316,040
		6,676,960

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Texas (8.9%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @100(a)	$1,000,000	$1,065,040
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Continuously Callable @100	1,000,000	1,047,790
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, 5.00%, 4/1/37, Continuously Callable @100	1,500,000	1,611,285
Serries A1, 5.00%, 7/1/47, Continuously Callable @102	500,000	520,875
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @100(a)	2,130,000	2,246,213
		6,491,203
Utah (1.5%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,071,700

Washington (3.6%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @100	2,370,000	2,602,307
Total Municipal Bonds (Cost $69,618,134)		71,329,672

Total Investments (Cost $69,618,134) — 98.0%		71,329,672
Other assets in excess of liabilities — 2.0%		1,424,249
NET ASSETS - 100.00%		$72,753,921

(a)                   All or a portion of this security has been segregated as collateral for ecurities purchased on a when-issued basis.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $1,873,040 and amounted to 2.6% of net assets.

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (98.2%)
Arizona (1.1%):
Industrial Development Authority of the City of Phoenix/The Revenue Bonds, 5.00%, 7/1/42, Continuously Callable @100	$500,000	$540,335

California (0.1%):
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @100	30,000	30,273

Colorado (4.0%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series 2010, 6.00%, 1/15/34, Continuously Callable @100	2,000,000	2,075,580

District of Columbia (2.4%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33(a)	1,115,000	1,232,376

Florida (13.9%):
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @100	1,500,000	1,626,165
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,340,000	1,507,621
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @100	1,905,000	1,968,360
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @100	1,975,000	2,040,175
		7,142,321
Illinois (18.5%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100(a)	2,500,000	2,892,774
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,032,980
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,123,440
Chicago O’Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @100	240,000	256,248
Illinois Finance Authority Revenue Bonds
6.50%, 4/1/44, Pre-refunded 10/1/19 @ 100	295,000	307,794
6.50%, 4/1/44, Pre-refunded 10/1/19 @ 100	460,000	479,951
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @100	1,000,000	1,072,920
Series June 2013, 5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,061,270
Series June 2013, 5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,317,163
		9,544,540
Massachusetts (3.2%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100(a)	420,000	455,595
Series 2011, 5.63%, 7/1/29, Continuously Callable @100(a)	845,000	916,174
Series 2011, 5.63%, 7/1/33, Continuously Callable @100(a)	215,000	233,004
		1,604,773
Missouri (4.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(b)	2,650,000	2,481,778

New Jersey (10.9%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100(a)	1,000,000	1,092,530

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	$500,000	$541,925
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	755,000	794,177
South Jersey Port Corp., Revenue Bonds, Series B, 5.00%, 1/1/48, Continuously Callable @100	1,500,000	1,596,675
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,607,580
		5,632,887
New York (3.1%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @100	1,500,000	1,616,805

North Dakota (2.8%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,500,000	1,431,420

Ohio (4.9%):
Ohio Higher Educational Facility Commission Revenue Bonds, 5.50%, 12/1/53, Continuously Callable @100	1,000,000	1,032,770
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @100	1,500,000	1,500,000
		2,532,770
Oklahoma (2.5%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100	1,885,000	1,264,036

Oregon (1.0%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	529,465

Pennsylvania (6.0%):
Commonwealth Financing Authority, Revenue Bonds, 5.00%, 6/1/34, Continuously Callable @100	1,000,000	1,113,910
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @100	150,000	151,484
Dauphin County General Authority Health Systems Revenue Bonds, 6.00%, 6/1/36, Continuously Callable @100	230,000	235,810
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, STATE AID WITHHOLDING, Continuously Callable @100	1,400,000	1,525,006
		3,026,210
South Carolina (3.3%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,700,896

South Dakota (1.9%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 11/5/18 @ 100	1,000,000	996,080

Texas (7.2%):
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, 5.00%, 4/1/42, Continuously Callable @100	1,500,000	1,596,375
Series B, 5.00%, 7/1/47, Continuously Callable @102	1,000,000	992,870

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	$1,000,000	$1,153,330
		3,742,575
Utah (3.6%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @100	500,000	544,080
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,266,955
		1,811,035
Washington (1.0%):
Kalispel Tribe of Indians Revenue Bonds, Series A, 5.25%, 1/1/38, Continuously Callable @100(b)	500,000	501,610

West Virginia (2.0%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017A, 5.75%, 6/1/43, Continuously Callable @100(b)	1,000,000	1,033,090
Total Municipal Bonds (Cost $49,720,887)		50,470,855

Total Investments (Cost $49,720,887) — 98.2%		50,470,855
Other assets in excess of liabilities — 1.8%		935,637
NET ASSETS - 100.00%		$51,406,492

(a)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $4,016,478 and amounted to 7.8% of net assets.

LLC—Limited Liability Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Senior Secured Loans (86.8%)
Acrisure LLC, 1st Lien Term Loan B, 6.59% (LIBOR03M+425bps), 11/22/23, Callable 11/3/18 @ 101(a)	$6,883,391	$6,903,541
Admi Corp., 1st Lien Term Loan B, 5.49% (LIBOR01M +325bps), 4/30/25, Callable 10/30/18 @ 100(a)	7,980,000	8,016,000
Advanced Disposal Services, Inc., 4.41% (LIBOR01W+225bps), 11/10/23, Callable 11/3/18 @ 100(a)	6,194,358	6,214,757
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.02% (LIBOR06M+450bps), 5/4/25(a)	6,000,000	6,018,780
Air Methods Corp., 1st Lien Term Loan, 5.89% (LIBOR03M+350bps), 4/13/24(a)	6,900,639	6,274,199
Albertson’s LLC, 1st Lien Term Loan B5, 5.38% (LIBOR03M+300bps), 12/21/22, Callable 11/3/18 @ 100(a)	3,873,387	3,874,124
Alphabet Holding Co., Inc., 1st Lien Term Loan, 5.74% (LIBOR01M+350bps), 8/15/24, Callable 11/3/18 @ 100(a)	5,544,000	5,336,965
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.99% (LIBOR01M+775bps), 8/15/25, Callable 11/3/18 @ 101(a)	4,950,000	4,412,925
American Renal Holdings, Inc., 5.49% (LIBOR01M+325bps), 6/15/24, Callable 11/3/18 @ 100(a)	7,110,000	7,047,631
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 5.75% (LIBOR01M+350bps), 3/23/25, Callable 11/3/18 @ 101(a)	7,978,151	8,045,655
AmWINS Group, Inc., 4.87%-4.99% (LIBOR01M+275bps), 1/25/24, Callable 11/3/18 @ 100(a)	7,860,000	7,887,895
Apex Tool Group LLC, 1st Lien Term Loan B, 5.99% (LIBOR01M+375bps), 2/1/22, Callable 11/3/18 @ 100(a)	7,141,518	7,159,486
AppLovin Corp., 1st Lien Term Loan B, 6.06% (LIBOR03M+375bps), 8/15/25(a)	6,000,000	6,067,500
Asurion LLC, 1st Lien Term Loan B7, 5.24% (LIBOR01M+300bps), 11/4/24, Callable 11/3/18 @ 101(a)	6,982,500	7,027,370
ATS Consolidated, Inc., 2nd Lien Term Loan, 9.99% (LIBOR01M +775bps), 2/23/26, Callable 11/3/18 @ 102(a)	2,000,000	2,040,000
Avantor, Inc., 1st Lien Term Loan, 6.24% (LIBOR01M+400bps), 9/22/24, Callable 11/3/18 @ 101(a)	3,970,000	4,016,646
Avaya, Inc., 1st Lien Term Loan B, 6.41% (LIBOR01M+425bps), 12/15/24, Callable 11/3/18 @ 101(a)	7,443,750	7,504,420
Bass Pro Group LLC, Term Loan B, 7.24% (LIBOR01M+500bps), 12/16/23, Callable 11/3/18 @ 100(a)	7,425,000	7,496,311
Blount International, Inc., 1st Lien Term Loan B, 6.35% (LIBOR01M+425bps), 4/12/23, Callable 11/3/18 @ 100(a)	8,955,000	8,983,029
Boyd Gaming Corp., 4.42% (LIBOR01W+225bps), 9/15/23, Callable 11/3/18 @ 100(a)	5,476,269	5,501,789
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.59%-6.64% (LIBOR03M+425bps), 6/21/24, Callable 11/3/18 @ 100(a)	8,887,500	8,940,604
Builders FirstSource, Inc., 5.39% (LIBOR03M+300bps), 2/29/24, Callable 11/3/18 @ 100(a)	7,657,083	7,663,455
BW NHHC Holdco, Inc., 11.16% (LIBOR01M+900bps), 5/16/26(a)	3,000,000	2,947,500
BW NHHC Holdco, Inc., 7.16% (LIBOR01M+500bps), 5/16/25(a)	4,987,500	4,896,900
Casa Systems, Inc., 6.08% (LIBOR01M+400bps), 12/15/23, Callable 11/3/18 @ 100(a)	8,842,500	8,864,663
Change Healthcare LLC, 4.99% (LIBOR01M+275bps), 3/1/24, Callable 11/3/18 @ 100(a)	7,800,000	7,823,225

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Chassx, Inc., 7.81% (LIBOR03M+550bps), 11/10/23, Callable 11/3/18 @ 102(a)	$2,941,667	$2,941,667
Chassx, Inc., 8.00% (LIBOR06M+550bps), 11/10/23, Callable 11/3/18 @ 102(a)	3,013,333	3,013,333
CIBT Solutions, Inc., 1st Lien Term Loan, 6.14% (LIBOR03M+375bps), 6/1/24, Callable 11/3/18 @ 100(a)	5,925,000	5,939,850
Concentra, Inc., 1st Lien Term Loan, 4.86% (LIBOR01M+275bps), 6/1/22, Callable 11/3/18 @ 100(a)	5,284,007	5,314,812
Consolidated Communications, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+300bps), 10/5/23, Callable 11/3/18 @ 100(a)	4,962,220	4,886,802
CPI Holdco LLC, 1st Lien Term Loan, 5.89% (LIBOR03M+350bps), 3/21/24, Callable 11/3/18 @ 100(a)	6,895,026	6,899,381
Crown Finance US, Inc., 1st Lien Term Loan B, 4.74% (LIBOR01M+250bps), 2/7/25, Callable 11/3/18 @ 100(a)	8,955,000	8,940,546
Dayco Products LLC, 6.56% (LIBOR03M+425bps), 5/19/24, Callable 11/3/18 @ 101(a)	7,835,789	7,874,969
Dole Food Co., Inc., 6.75% (Prime+175bps), 3/24/24, Callable 11/3/18 @ 100(a)	2,105	2,104
Dole Food Co., Inc., 4.99%-5.03% (LIBOR01M+275bps), 3/24/24, Callable 11/3/18 @ 100(a)	6,063,158	6,058,825
Dole Food Co., Inc., 5.13% (LIBOR03M+275bps), 3/24/24, Callable 11/3/18 @ 100(a)	134,737	134,641
Eldorado Resorts, Inc., 4.38% (LIBOR01M+225bps), 3/16/24, Callable 11/3/18 @ 100(a)	1,997,553	2,005,883
Eldorado Resorts, Inc., 4.44% (LIBOR02M+225bps), 3/16/24, Callable 11/3/18 @ 100(a)	2,270,809	2,280,278
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan, 9.64% (LIBOR03M+725bps), 7/19/25, Callable 11/3/18 @ 101(a)	4,423,404	4,395,758
First Data Corp., 1st Lien Term Loan, 4.21% (LIBOR01M+200bps), 7/10/22, Callable 11/3/18 @ 100(a)	3,922,729	3,928,535
Gates Global LLC, 1st Lien Term Loan B2, 4.99% (LIBOR01M+275bps), 3/31/24, Callable 11/3/18 @ 100(a)	7,525,716	7,568,192
Gentiva Health Services, Inc., 1st Lien Term Loan, 6.00% (LIBOR01M+375bps), 7/2/25, Callable 11/3/18 @ 101(a)	4,886,878	4,941,855
Gentiva Health Services, Inc., 2nd Lien Term Loan, 9.34% (LIBOR02M +700bps), 7/2/26, Callable 11/3/18 @ 102(a)	2,250,000	2,306,250
Golden Nugget, Inc., 1st Lien Term Loan, 4.90%-4.99% (LIBOR01M+275bps), 10/4/23, Callable 10/17/18 @ 100(a)	6,893,392	6,916,959
Greenway Health LLC, 6.14% (LIBOR03M+375bps), 2/16/24, Callable 11/3/18 @ 100(a)	5,925,000	5,910,150
GTT Communications, Inc., 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 6/2/25, Callable 11/3/18 @ 101(a)	7,980,000	7,911,120
Gulf Finance LLC, 1st Lien Term Loan B, 7.64% (LIBOR01M+525bps), 8/25/23, Callable 11/3/18 @ 100(a)	5,091,093	4,254,434
Hertz Corp., Term Loan B1, 5.00% (LIBOR01M+275bps), 6/30/23, Callable 11/3/18 @ 100(a)	7,778,931	7,747,968
Hub International, Ltd., 1st Lien Term Loan B, 5.34% (LIBOR03M+300bps), 4/25/25, Callable 10/25/18 @ 100(a)	7,481,250	7,494,375
Infor(US), Inc., 1st Lien Term Loan B6, 5.14% (LIBOR01M+275bps), 2/1/22, Callable 11/3/18 @ 100(a)	8,522,336	8,542,278
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 5.98% (LIBOR01M+375bps), 6/30/19, Callable 11/3/18 @ 101(a)	10,000,000	10,034,700
Janus International Group LLC, 1st Lien Term Loan, 5.08% (LIBOR01M+300bps), 2/9/25, Callable 11/3/18 @ 100(a)	2,985,000	2,947,594

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Janus International Group LLC, 2nd Lien Term Loan, 9.83% (LIBOR01M+775bps), 2/9/26, Callable 11/3/18 @ 102(a)	$3,000,000	$2,940,000
Kindred Healthcare LLC, 1st Lien Term Loan B, 7.25% (LIBOR01M+500bps), 7/2/25, Callable 11/3/18 @ 101(a)	6,000,000	6,015,000
LBM Borrower LLC, 1st Lien Term Loan C, 5.95% (LIBOR02M+375bps), 8/20/22, Callable 11/3/18 @ 100(a)	7,866,528	7,915,694
Leslie’s Poolmart, Inc., Term Loan B, 5.70% (LIBOR02M+350bps), 8/16/23, Callable 11/3/18 @ 100(a)	6,735,600	6,729,996
Lifescan Global Corp., 8.40% (LIBOR03M+600bps), 6/19/24(a)(b)	3,600,000	3,557,268
Lifescan Global Corp., 11.90% (LIBOR01M+950bps), 6/19/25(a)(b)	2,250,000	2,148,750
Navicure, Inc., 1st Lien Term Loan, 5.99% (LIBOR01M+375bps), 11/1/24, Callable 11/3/18 @ 100(a)	3,970,000	3,979,950
Navicure, Inc., 2nd Lien Term Loan, 9.74% (LIBOR01M+750bps), 11/1/25, Callable 11/1/18 @ 101(a)	2,500,000	2,487,500
Navistar Financial Corp. 1st Lien Term Loan B, 6.00% (LIBOR01M+375bps), 7/25/25, Callable 11/3/18 @ 101(a)	7,000,000	7,026,250
Navistar, Inc., 1st Lien Term Loan B, 5.64% (LIBOR01M+350bps), 11/2/24, Callable 11/3/18 @ 100(a)	7,462,500	7,499,813
nThrive, Inc., 1st Lien Term Loan B2, 6.74% (LIBOR01M+450bps), 10/20/22, Callable 11/3/18 @ 100(a)	9,775,000	9,836,249
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.49% (LIBOR01M+325bps), 5/22/25, Callable 11/3/18 @ 101(a)	6,772,268	6,794,500
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.14% (LIBOR03M+875bps), 7/1/24, Callable 11/3/18 @ 100(a)	6,800,000	6,766,000
Perspecta, Inc., 1st Lien Term Loan B, 4.49% (LIBOR01M+225bps), 4/28/25, Callable 11/3/18 @ 101(a)	6,483,750	6,494,475
PetSmart, Inc., 5.12% (LIBOR01M+300bps), 3/10/22, Callable 11/3/18 @ 100(a)	8,133,693	7,084,609
PharMerica Corp., 1st Lien Term Loan, 5.65% (LIBOR01M+350bps), 9/26/24, Callable 11/3/18 @ 100(a)	2,985,000	3,003,703
PharMerica Corp., 2nd Lien Term Loan, 9.90% (LIBOR01M+775bps), 9/26/25, Callable 11/3/18 @ 102(a)	2,000,000	1,990,000
Pisces Midco, Inc. 1st Lien Term Loan B, 6.09% (LIBOR03M+375bps), 3/29/25(a)	3,990,000	4,025,000
Radiate Holdco LLC, 5.24% (LIBOR01M+300bps), 2/1/24, Callable 11/3/18 @ 100(a)	7,880,000	7,864,358
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.99% (LIBOR01M+275bps), 2/5/23, Callable 11/3/18 @ 100(a)	9,056,625	9,094,760
Robertshaw US Holding Corp., 1st Lien Term Loan, 5.75% (LIBOR01M+350bps), 2/15/25, Callable 11/3/18 @ 100(a)	1,990,000	1,972,544
Robertshaw US Holding Corp., 2nd Lien Term Loan, 10.25% (LIBOR01M+800bps), 2/15/26, Callable 11/3/18 @ 102(a)	4,000,000	3,840,000
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.99% (LIBOR01M+275bps), 8/14/24, Callable 11/3/18 @ 100(a)	477,894	476,998
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.04% (LIBOR02M+275bps), 8/14/24, Callable 11/3/18 @ 100(a)	2,003,387	1,999,632
Select Medical Corp., 4.90% (LIBOR01M+275bps), 2/13/24, Callable 11/3/18 @ 100(a)	5,384,085	5,415,553
Select Medical Corp., 7.00% (Prime+175bps), 2/13/24, Callable 11/3/18 @ 100(a)	3,567	3,588
SIWF Holdings, Inc., 6.41% (LIBOR01M+425bps), 5/27/25(a)	3,990,000	4,020,000

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

SIWF Holdings, Inc., 10.66% (LIBOR01M+850bps), 5/26/26(a)	$1,500,000	$1,447,500
Speciality Building Products Holdings LLC, 1st Lien Term Loan, 8.05% (LIBOR01M+575bps), 9/21/25(a)(b)	7,000,000	7,019,670
Sprint Communications, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+250bps), 2/2/24, Callable 11/3/18 @ 100(a)	4,974,747	4,987,216
SRS Distribution, Inc., 1st Lien Term Loan B, 5.44% (LIBOR02M+325bps), 5/19/25, Callable 11/3/18 @ 101(a)	4,000,000	3,969,160
StandardAero Aviation Holdings, Inc. 1st Lien Term Loan, 5.99% (LIBOR01M+375bps), 7/7/22, Callable 11/3/18 @ 100(a)	7,760,000	7,795,243
Station Casinos LLC, Term Loan B, 4.75% (LIBOR01M+250bps), 6/8/23, Callable 11/3/18 @ 100(a)	7,708,959	7,737,091
Sterigenics-Nordion Holdings LLC, 5.24% (LIBOR01M+300bps), 5/15/22(a)	7,837,771	7,844,293
Tecomet, Inc., 1st Lien Term Loan B, 5.62% (LIBOR01M+350bps), 4/18/24, Callable 11/3/18 @ 100(a)	6,912,498	6,931,971
Tecomet, Inc., 1st Lien Term Loan B, 7.50% (PRIME+250bps), 4/18/24, Callable 11/3/18 @ 100(a)	1	1
Telesat Canada, 4.89% (LIBOR03M+250bps), 11/17/23, Callable 11/3/18 @ 101(a)	10,555,961	10,567,284
Tenneco, Inc., 5.01% (LIBOR01M+275bps), 6/18/25(a)(b)	6,500,000	6,504,095
TI Group Automotive Systems LLC, Term Loan B, 4.74% (LIBOR01M+250bps), 6/30/22, Callable 11/3/18 @ 100(a)	4,009,248	4,013,257
Titan Acquisition, Ltd., 5.24% (LIBOR01M+300bps), 3/28/25(a)	6,965,000	6,760,971
TKC Holdings, Inc., 2nd Lien Term Loan, 10.25% (LIBOR01M+800bps), 2/1/24, Callable 11/3/18 @ 101(a)	5,650,000	5,687,686
Tribune Media Co., 1st Lien Term C, 5.24% (LIBOR01M+300bps), 1/27/24, Callable 11/3/18 @ 100(a)	8,055,144	8,075,282
Tribune Media Co., Term Loan B, 5.24% (LIBOR01M+300bps), 12/27/20, Callable 11/3/18 @ 100(a)	646,287	649,118
Uniti Group, Inc. 1st Lien Term Loan B, 5.24% (LIBOR01M+300bps), 10/24/22, Callable 11/3/18 @ 100(a)	10,557,990	10,092,256
Univision Communications, 1st Lien Term Loan C5, 4.99% (LIBOR01M+275bps), 3/15/24, Callable 11/3/18 @ 100(a)	9,750,453	9,475,002
USI, Inc., 1st Lien Term Loan B, 5.39% (LIBOR03M+300bps), 5/16/24, Callable 11/3/18 @ 100(a)	8,910,000	8,912,233
Verscend Holding Corp., 6.57% (LIBOR01M+450bps), 8/10/25(a)	6,000,000	6,047,520
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 6.99% (LIBOR01M+475bps), 6/16/25, Callable 11/3/18 @ 101(a)	2,992,500	3,018,750
West Corp., 1st Lien Term Loan B1, 5.74% (LIBOR01M+350bps), 10/10/24, Callable 10/16/18 @ 100(a)	6,982,500	6,916,420
Windstream Services LLC / Windstream Finance Corp., 5.41% (LIBOR01M+325bps), 2/8/24, Callable 11/3/18 @ 100(a)	1,989,873	1,760,456
WP CPP Holdings LLC, 1st Lien Term Loan B, 6.28% (LIBOR06M+375bps), 4/30/25, Callable 10/30/18 @ 100(a)	4,000,000	4,025,000
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.06% (LIBOR03M+775bps), 4/30/26, Callable 11/3/18 @ 102(a)	1,202,899	1,200,649
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.28% (LIBOR06M+775bps), 4/30/26, Callable 11/3/18 @ 102(a)	797,101	795,611
Total Senior Secured Loans (Cost $581,655,698)		581,374,554

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Corporate Bonds (8.8%)

Communication Services (1.2%):
Sprint Corp., 7.88%, 9/15/23 (c)	$6,500,000	$6,994,780
Windstream Services LLC / Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (d)	2,140,000	1,652,829
		8,647,609
Consumer Discretionary (1.7%):
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d)	5,000,000	4,814,250
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	5,000,000	5,235,050
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (c)(d)	1,000,000	820,780
		10,870,080
Financials (0.8%):
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (c)(d)	5,000,000	5,156,050

Health Care (3.2%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (c)(d)	3,000,000	3,099,990
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (d)	3,000,000	2,980,530
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/5/18 @ 101.66 (c)(d)	6,000,000	5,869,320
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (c)(d)	4,000,000	4,138,800
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 11/5/18 @ 102.94 (c)(d)	5,000,000	4,872,500
		20,961,140
Industrials (1.6%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (c)(d)	4,000,000	4,114,040
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (c)(d)	3,000,000	2,925,120
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (c)(d)	3,800,000	3,928,022
		10,967,182
Materials (0.3%):
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (c)(d)	2,500,000	2,175,000
Total Corporate Bonds (Cost $57,229,937)		58,777,061

Total Investments (Cost $638,885,635) — 95.6%		640,151,615
Other assets in excess of liabilities — 4.4%		29,574,627
NET ASSETS - 100.00%		$669,726,242

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(b)                   Security purchased on a when-issued basis.

(c)                    All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $51,782,281 and amounted to 7.7% of net assets.

See notes to schedules of portfolio investments.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

PLC—Public Limited Company

PRIME-U.S. Prime Rate

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	September 30, 2018
(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (12.4%)
Ally Master Owner Trust, Series 2017-3, Class A1, 2.59% (LIBOR01M+43bps), 6/15/22(a)	$250,000	$250,528
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 2/18/21 @ 100(b)	283,000	279,602
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46(b)(c)	732,358	737,283
Chase Issuance Trust, Series 2018-A1, Class A1, 2.36% (LIBOR01M+20bps), 4/17/23(a)	500,000	500,365
Chesapeake Funding II LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30, Callable 4/15/21 @ 100(b)(c)	350,000	348,791
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	400,000	394,361
Discover Card Execution Note Trust, Series 2017-A3, Class A3, 2.39% (LIBOR01M+23bps), 10/17/22(a)	500,000	500,732
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(b)(c)	415,663	415,714
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100(b)(c)	987,500	982,585
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A, 2.58% (LIBOR01M+42bps), 5/16/22(a)(c)	500,000	501,433
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 8/15/20 @ 100(b)	500,000	496,509
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100(b)(c)	500,000	490,358
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 4/20/22, Callable 12/20/20 @ 100(b)(c)	500,000	492,260
Total Asset Backed Securities (Cost $6,448,616)		6,390,521

Residential Mortgage Backed Securities (2.1%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 12/20/28 @ 100(b)	103,844	109,056
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.34%, 10/25/33, Callable 10/25/18 @ 100(b)(d)	168,057	168,058
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 10/25/18 @ 100(b)	129,149	129,149
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A2B, 2.46% (LIBOR01M +24bps), 6/25/37, Callable 7/25/21 @ 100(a)(b)	144,668	139,452
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 3/25/34 @ 100(b)	8,635	8,743
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.22%, 2/25/35, Callable 10/25/18 @ 100(b)(d)	43,248	43,248
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 2/25/19 @ 100(b)	7,328	7,361
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 10/25/18 @ 100(b)	7,027	7,027

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/18 @ 100(b)	$5,070	$5,070
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	168	169
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 3.84%, 11/25/34, Callable 10/25/18 @ 100(b)(d)	148,134	148,135
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/18 @ 100(b)	7,351	7,351
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A4, 5.50%, 8/25/35, Callable 10/25/18 @ 100(b)	43,755	43,755
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1, 4.37%, 12/25/34, Callable 10/25/18 @ 100(b)(d)	96,681	96,681
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A9, 3.94%, 11/25/34, Callable 10/25/18 @ 100(b)(d)	87,019	87,019
Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1, 4.73%, 9/25/34, Callable 10/25/18 @ 100(b)(d)	75,492	75,492
Total Residential Mortgage Backed Securities (Cost $1,062,387)		1,075,766

Senior Secured Loans (10.7%)
American Renal Holdings, Inc., 5.49% (LIBOR01M+325bps), 6/15/24, Callable 11/3/18 @ 100(a)	782,538	775,673
Bass Pro Group LLC, Term Loan B, 7.24% (LIBOR01M+500bps), 12/16/23, Callable 11/3/18 @ 100(a)	985,025	994,485
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.59%-6.64% (LIBOR03M+425bps), 6/21/24, Callable 11/3/18 @ 100(a)	980,038	985,894
PetSmart, Inc., 5.12% (LIBOR01M+300bps), 3/10/22, Callable 11/3/18 @ 100(a)	974,490	848,800
SRS Distribution, Inc., 1st Lien Term Loan B, 5.44% (LIBOR02M+325bps), 5/19/25, Callable 11/3/18 @ 101(a)	1,000,000	992,290
Windstream Services LLC / Windstream Finance Corp., 5.41% (LIBOR01M+325bps), 2/8/24, Callable 11/3/18 @ 100(a)	987,338	873,506
Total Senior Secured Loans (Cost $5,529,437)		5,470,648

Corporate Bonds (39.4%)

Communication Services (4.2%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)(c)	500,000	478,435
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100	730,000	697,325
Vodafone Group PLC, 4.38%, 5/30/28	1,000,000	984,570
		2,160,330
Energy (10.9%):
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b)(e)	900,000	870,021
Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100 (b)	900,000	916,974
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (b)	1,000,000	1,025,670
Petroleos Mexicanos, 3.50%, 1/30/23 (b)	1,200,000	1,138,523
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (b)	1,000,000	1,026,269

See notes to schedules of portfolio investments.

Security Description	Principal Amount	Value

Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (b)	$210,000	$200,527
Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	500,000	503,735
		5,681,719
Financials (12.3%):
American Express Credit Corp., 2.25%, 5/5/21, MTN, Callable 4/4/21 @ 100 (e)	500,000	486,930
Banco Santander SA, 3.13%, 2/23/23 (b)(e)	750,000	712,553
Citigroup, Inc., 4.08%( LIBOR01M +119bps), 4/23/29, Callable 4/23/28 @ 100 (a)	1,000,000	981,350
Credit Suisse Group Funding Ltd., 3.45%, 4/16/21	750,000	746,775
E*TRADE Financial Corp., 4.50%, 6/20/28, Callable 3/20/28 @ 100 (b)	250,000	250,535
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	500,000	471,705
Goldman Sachs Group, Inc.
3.20%, 2/23/23, Callable 1/23/23 @ 100 (b)	1,000,000	977,080
4.22%, (LIBOR01M +130bps), 5/1/29, Callable 5/1/28 @ 100 (a)(b)	1,000,000	985,070
Huntington Bancshares, Inc., 4.00%, 5/15/25, Callable 4/15/25 @ 100 (b)	250,000	249,445
Morgan Stanley, 3.13%, 1/23/23 (b)	500,000	487,580
		6,349,023
Health Care (5.9%):
Bayer US Finance II LLC, 3.50%, 6/25/21, Callable 5/25/21 @ 100 (c)(e)	1,000,000	997,180
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (b)	350,000	338,055
CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	495,620
Gilead Sciences, Inc., 2.55%, 9/1/20	700,000	692,678
Novartis Capital Corp., 2.40%, 9/21/22 (e)	500,000	482,985
		3,006,518
Industrials (2.6%):
General Electric Capital Corp., 5.88%, 1/14/38 (b)(e)	500,000	557,665
United Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	750,000	746,115
		1,303,780
Information Technology (0.6%):
Qualcomm, Inc., 3.25%, 5/20/27, Callable 2/20/27 @ 100 (b)	350,000	328,850

Materials (2.2%):
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (b)	90,000	90,455
Vale Overseas Ltd., 4.38%, 1/11/22 (b)(e)	1,000,000	1,010,200
		1,100,655
Utilities (0.7%):
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100	370,000	338,261
Total Corporate Bonds (Cost $20,427,608)		20,269,136

U.S. Government Mortgage Backed Agencies (9.5%)
Federal National Mortgage Association
3.50%, 7/1/43 - 3/1/48 (b)	4,943,712	4,868,057
		4,868,057
Total U.S. Government Mortgage Backed Agencies (Cost $4,938,403)		4,868,057

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value

U.S. Treasury Obligations (20.4%)
U.S. Treasury Bonds
2.75%, 11/15/47 (b)	$1,200,000	$1,098,893
3.00%, 2/15/48	360,000	346,568
3.13%, 5/15/48	770,000	759,946
U.S. Treasury Notes
2.00%, 1/31/20 (b)	3,250,000	3,219,416
2.38%, 1/31/23 (b)	2,805,000	2,740,996
2.63%, 2/28/23 (b)	460,000	454,145
2.50%, 1/31/25 (b)	1,900,000	1,845,661
Total U.S. Treasury Obligations (Cost $10,612,672)		10,465,625

Collateral for Securities Loaned (4.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(f)	404,722	404,722
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(f)	635,514	635,514
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(f)	202,385	202,385
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(f)	126,469	126,469
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(f)	682,925	682,925
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(f)	252,937	252,937
Total Collateral for Securities Loaned (Cost $2,304,952)		2,304,952

Total Investments (Cost $51,324,075) — 99.0%		50,844,705
Other assets in excess of liabilities — 1.0%		514,615
NET ASSETS - 100.00%		$51,359,320

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2018.

(b)                   All or a portion of this security has been segregated as collateral for derivative instruments.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $5,444,039 and amounted to 10.6% of net assets.

(d)                   The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2018.

(e)                    All or a portion of this security is on loan.

(f)                     Rate disclosed is the daily yield on September 30, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Future	29	12/19/18	$4,189,346	$4,074,500	$(114,846)
5-Year U.S. Treasury Note Future	99	12/31/18	11,232,688	11,135,179	(97,509)
Ultra Long Term U.S. Treasury Bond Future	6	12/19/18	961,898	925,688	(36,210)
					$(248,565)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	56	12/19/18	$6,741,870	$6,651,750	$90,120
2-Year U.S. Treasury Note Future	1	12/31/18	211,355	210,734	621
					$90,741

	Total unrealized appreciation				$90,741
	Total unrealized depreciation				(248,565)
	Total net unrealized depreciation				$(157,824)

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.0%)

Communications Equipment (1.3%):
Lumentum Holdings, Inc.(a)(b)	493,624	$29,592,759

Consumer Discretionary (16.4%):
Arco Platform Ltd., ADR, Class A(a)	329,840	7,520,352
At Home Group, Inc.(a)(b)	918,180	28,950,216
Dave & Buster’s Entertainment, Inc.(b)	413,570	27,386,605
Dineequity, Inc.(b)	428,060	34,805,559
Eldorado Resorts, Inc.(a)(b)	615,590	29,917,674
Grand Canyon Education, Inc.(a)	292,044	32,942,563
Lithia Motors, Inc.(b)	208,979	17,065,225
Monro Muffler Brake, Inc.(b)	311,870	21,706,152
National Vision Holdings, Inc.(a)(b)	424,650	19,168,701
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	261,146	25,096,131
Planet Fitness, Inc., Class A(a)	701,680	37,911,769
Red Rock Resorts, Inc., Class A(b)	673,590	17,951,174
Steven Madden Ltd.	474,395	25,095,496
Weight Watchers International, Inc.(a)(b)	322,280	23,200,937
Wingstop, Inc.(b)	221,050	15,091,084
		363,809,638
Consumer Staples (2.7%):
Freshpet, Inc.(a)(b)	393,160	14,428,972
Nomad Foods Ltd., ADR(a)	2,132,840	43,211,338
		57,640,310
Electronic Equipment, Instruments & Components (0.9%):
Littelfuse, Inc.	104,286	20,637,157

Energy (2.0%):
Newpark Resources, Inc.(a)(b)	3,251,410	33,652,094
SRC Energy, Inc.(a)(b)	1,309,430	11,640,833
		45,292,927
Financials (5.0%):
Green Dot Corp.(a)	222,720	19,781,990
Kemper Corp.	274,600	22,091,570
LendingTree, Inc.(a)(b)	56,257	12,944,736
Primerica, Inc.	151,149	18,221,012
Texas Capital Bancshares, Inc.(a)	205,830	17,011,850
Western Alliance BanCorp(a)	374,005	21,277,144
		111,328,302
Health Care (24.3%):
Aimmune Therapeutics, Inc.(a)(b)	369,710	10,085,689
Amicus Therapeutics, Inc.(a)(b)	1,941,235	23,469,531
Apellis Pharmaceuticals, Inc.(a)(b)	647,690	11,515,928
Aptinyx, Inc.(a)(b)	419,560	12,150,458
Assembly Biosciences, Inc.(a)(b)	235,180	8,734,585
Audentes Therapeutics, Inc.(a)(b)	383,107	15,167,206
Bluebird Bio, Inc.(a)(b)	135,869	19,836,874
Blueprint Medicines Corp.(a)(b)	240,308	18,758,442
Celyad SA, ADR(a)(b)	314,591	8,292,619
Cytomx Therapeutics, Inc.(a)(b)	459,400	8,498,900
Exact Sciences Corp.(a)(b)	327,490	25,845,511
Globus Medical, Inc., Class A(a)(b)	468,520	26,593,195
GW Pharmaceuticals PLC, ADR(a)(b)	144,177	24,905,135
HealthEquity, Inc.(a)	247,130	23,331,543

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Immunomedics, Inc.(a)(b)	1,100,760	$22,928,831
Insulet Corp.(a)(b)	289,540	30,676,763
Iovance Biotherapeutics, Inc.(a)(b)	1,312,785	14,768,831
Irhythm Technologies, Inc.(a)	145,700	13,791,962
Kura Oncology, Inc.(a)	789,420	13,814,850
Ligand Pharmaceuticals, Inc., Class B(a)(b)	126,285	34,663,969
Loxo Oncology, Inc.(a)	175,473	29,976,052
Madrigal Pharmaceuticals, Inc.(a)(b)	96,000	20,556,480
Masimo Corp.(a)	260,530	32,446,406
Penumbra, Inc.(a)(b)	153,840	23,029,848
Sage Therapeutics, Inc.(a)	113,850	16,081,313
Sienna Biopharmaceuticals, Inc.(a)(b)	317,860	4,710,685
Teladoc, Inc.(a)(b)	454,297	39,228,546
		533,860,152
Industrials (14.0%):
Altra Industrial Motion Corp.(b)	617,430	25,499,859
Axon Enterprise, Inc.(a)	219,540	15,023,122
Azul SA, ADR(a)(b)	1,022,650	18,192,944
H&E Equipment Services, Inc.	805,860	30,445,391
Harsco Corp.(a)	1,356,310	38,722,650
Kennametal, Inc.	818,710	35,663,008
Proto Labs, Inc.(a)(b)	132,790	21,478,783
Saia, Inc.(a)	355,160	27,151,982
Simpson Manufacturing Co., Inc.	437,280	31,685,309
Siteone Landscape Supply, Inc.(a)(b)	306,870	23,119,586
The Brink’s Co.	210,580	14,687,955
Welbilt, Inc.(a)(b)	1,109,156	23,159,177
		304,829,766
IT Services (9.2%):
Black Knight, Inc.(a)	701,137	36,424,067
Euronet Worldwide, Inc.(a)	407,566	40,846,265
InterXion Holding NV, ADR(a)	497,713	33,496,085
WEX, Inc.(a)(b)	133,090	26,719,148
Wix.com Ltd., ADR(a)(b)	352,190	42,157,143
WNS Holdings Ltd., ADR(a)	484,607	24,593,805
		204,236,513
Materials (5.0%):
Allegheny Technologies, Inc.(a)(b)	1,395,060	41,224,023
Ashland Global Holdings, Inc.	391,790	32,855,509
Ferro Corp.(a)(b)	1,501,298	34,860,140
		108,939,672
Semiconductors & Semiconductor Equipment (3.7%):
Cypress Semiconductor Corp.(b)	955,460	13,844,615
MKS Instruments, Inc.	219,310	17,577,697
Monolithic Power Systems, Inc.	111,971	14,055,720
Tower Semiconductor Ltd., ADR(a)(b)	718,518	15,634,952
Versum Materials, Inc.	601,899	21,674,383
		82,787,367
Software (12.5%):
Cornerstone OnDemand, Inc.(a)	663,728	37,666,563
Coupa Software, Inc.(a)	332,800	26,324,480
Envestnet, Inc.(a)(b)	392,546	23,925,679
Fair Isaac Corp.(a)	83,240	19,024,502
HubSpot, Inc.(a)(b)	118,250	17,849,838

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Mindbody, Inc.(a)(b)	846,840	$34,424,046
Q2 Holdings, Inc.(a)	320,120	19,383,266
RingCentral, Inc., Class A(a)	689,738	64,180,120
SendGrid, Inc.(a)	860,670	31,664,049
		274,442,543
Total Common Stocks (Cost $1,501,493,352)		2,137,397,106

Collateral for Securities Loaned (19.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	73,740,560	73,740,560
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	115,790,838	115,790,838
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	36,874,564	36,874,564
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	23,042,629	23,042,629
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	124,429,184	124,429,184
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	46,085,259	46,085,259
Total Collateral for Securities Loaned (Cost $419,963,034)		419,963,034

Total Investments (Cost $1,921,456,386) — 116.0%		2,557,360,140
Liabilities in excess of other assets — (16.0)%		(352,560,695)
NET ASSETS - 100.00%		$2,204,799,445

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.3%)

Communication Services (7.2%):
Boingo Wireless, Inc.(a)(b)	242,710	$8,470,579
InterActive Corp.(a)	40,720	8,824,838
Take-Two Interactive Software, Inc.(a)	54,410	7,508,036
Yelp, Inc.(a)(b)	90,480	4,451,616
		29,255,069
Communications Equipment (2.8%):
Lumentum Holdings, Inc.(a)(b)	92,900	5,569,355
Viavi Solutions, Inc.(a)	504,240	5,718,082
		11,287,437
Consumer Discretionary (14.2%):
At Home Group, Inc.(a)(b)	205,280	6,472,478
Bright Horizons Family Solutions, Inc.(a)	53,760	6,335,078
Brunswick Corp.	90,930	6,094,129
Hilton Grand Vacations, Inc.(a)	190,460	6,304,226
Lululemon athletica, Inc.(a)	37,148	6,036,179
Six Flags Entertainment Corp.(b)	86,460	6,036,637
The Wendy’s Co.	392,940	6,734,992
Vail Resorts, Inc.	34,660	9,511,397
Wingstop, Inc.(b)	58,840	4,017,007
		57,542,123
Consumer Staples (2.3%):
The Simply Good Foods Co.(a)	485,300	9,439,085

Electronic Equipment, Instruments & Components (3.5%):
II-VI, Inc.(a)	95,410	4,512,893
Littelfuse, Inc.	28,381	5,616,316
Trimble Navigation Ltd.(a)	99,250	4,313,405
		14,442,614
Energy (1.5%):
Diamondback Energy, Inc.(b)	45,466	6,146,549

Financials (4.2%):
Green Dot Corp.(a)	62,340	5,537,039
LendingTree, Inc.(a)(b)	15,587	3,586,569
Western Alliance BanCorp(a)	132,660	7,547,027
		16,670,635
Health Care (23.1%):
athenahealth, Inc.(a)	24,390	3,258,504
Dexcom, Inc.(a)	52,490	7,508,170
Eagle Pharmaceuticals, Inc.(a)(b)	120,570	8,359,118
Globus Medical, Inc., Class A(a)(b)	90,640	5,144,726
HealthEquity, Inc.(a)	74,470	7,030,713
Jazz Pharmaceuticals PLC(a)	45,930	7,722,211
Ligand Pharmaceuticals, Inc., Class B(a)(b)	56,000	15,371,440
Masimo Corp.(a)	47,330	5,894,478
Neurocrine Biosciences, Inc.(a)(b)	67,700	8,323,715
The Cooper Co., Inc.(b)	28,430	7,879,375
Veeva Systems, Inc.(a)	72,020	7,840,817
West Pharmaceutical Services, Inc.(b)	80,796	9,975,882
		94,309,149

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Industrials (16.9%):
Azul SA, ADR(a)	282,320	$5,022,473
Clean Harbors, Inc.(a)	57,070	4,085,071
Forward Air Corp.(b)	49,690	3,562,773
HEICO Corp., Class A	87,593	6,613,272
Herc Holdings, Inc.(a)	106,640	5,459,968
Hexcel Corp.(b)	96,172	6,448,333
KAR Auction Services, Inc.	95,040	5,672,937
Kennametal, Inc.(b)	187,750	8,178,390
Siteone Landscape Supply, Inc.(a)(b)	73,260	5,519,408
Teledyne Technologies, Inc.(a)	26,730	6,593,756
TransUnion	77,530	5,704,657
Trex Co., Inc.(a)(b)	78,300	6,027,534
		68,888,572
IT Services (11.1%):
Black Knight, Inc.(a)	208,659	10,839,834
Euronet Worldwide, Inc.(a)	106,692	10,692,672
GoDaddy, Inc., Class A(a)	106,467	8,878,283
InterXion Holding NV, ADR(a)(b)	108,260	7,285,898
WEX, Inc.(a)(b)	37,650	7,558,614
		45,255,301
Materials (2.1%):
Ashland Global Holdings, Inc.	102,920	8,630,871

Semiconductors & Semiconductor Equipment (4.0%):
Cypress Semiconductor Corp.(b)	324,750	4,705,628
MKS Instruments, Inc.	43,880	3,516,982
Monolithic Power Systems, Inc.	41,975	5,269,122
Versum Materials, Inc.	77,640	2,795,816
		16,287,548
Software (5.4%):
Paycom Software, Inc.(a)	31,985	4,970,789
RingCentral, Inc., Class A(a)	75,780	7,051,329
The Ultimate Software Group, Inc.(a)	31,104	10,021,398
		22,043,516
Total Common Stocks (Cost $272,094,678)		400,198,469

Collateral for Securities Loaned (14.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	10,551,884	10,551,884
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	16,569,056	16,569,056
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	5,276,555	5,276,555
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	3,297,278	3,297,278
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	17,805,157	17,805,157

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	6,594,557	$6,594,557
Total Collateral for Securities Loaned (Cost $60,094,487)		60,094,487

Total Investments (Cost $332,189,165) — 113.1%		460,292,956
Liabilities in excess of other assets — (13.1)%		(53,230,742)
NET ASSETS - 100.00%		$407,062,214

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)

Communication Services (6.3%):
Activision Blizzard, Inc.	69,470	$5,779,209
InterActive Corp.(a)	50,250	10,890,180
Take-Two Interactive Software, Inc.(a)	54,660	7,542,534
Yelp, Inc.(a)(b)	99,550	4,897,860
		29,109,783
Consumer Discretionary (17.2%):
Brunswick Corp.	83,450	5,592,819
Burlington Stores, Inc.(a)	38,030	6,195,848
Chipotle Mexican Grill, Inc.(a)(b)	16,190	7,358,679
Ferrari NV, ADR(b)	47,230	6,466,259
Hilton Worldwide Holdings, Inc.	100,370	8,107,889
O’Reilly Automotive, Inc.(a)	22,790	7,915,423
Six Flags Entertainment Corp.(b)	92,340	6,447,179
The Wendy’s Co.	302,180	5,179,365
Tiffany & Co.	65,440	8,439,796
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	19,380	5,467,486
Under Armour, Inc., Class C(a)	222,500	4,329,850
Vail Resorts, Inc.	34,460	9,456,512
		80,957,105
Consumer Staples (2.3%):
Keurig Dr Pepper, Inc.(b)	458,690	10,627,847

Electronic Equipment, Instruments & Components (1.4%):
Trimble Navigation Ltd.(a)(b)	144,910	6,297,789

Energy (2.1%):
Concho Resources, Inc.(a)	27,285	4,167,784
Diamondback Energy, Inc.(b)	43,210	5,841,560
		10,009,344
Financials (6.8%):
Kemper Corp.	86,290	6,942,031
LendingTree, Inc.(a)(b)	11,970	2,754,297
MSCI, Inc.	25,940	4,602,015
SVB Financial Group(a)	17,550	5,455,067
The Progressive Corp.	85,750	6,091,680
Western Alliance BanCorp(a)	98,600	5,609,354
		31,454,444
Health Care (16.4%):
Align Technology, Inc.(a)	18,020	7,049,784
BeiGene Ltd., ADR(a)(b)	18,600	3,203,292
Bluebird Bio, Inc.(a)(b)	31,230	4,559,580
Dexcom, Inc.(a)	46,770	6,689,981
Edwards Lifesciences Corp.(a)	33,570	5,844,537
Exact Sciences Corp.(a)(b)	67,430	5,321,576
Illumina, Inc.(a)	21,130	7,755,978
Intuitive Surgical, Inc.(a)	10,740	6,164,760
Neurocrine Biosciences, Inc.(a)(b)	50,270	6,180,696
Sage Therapeutics, Inc.(a)	27,190	3,840,588
The Cooper Co., Inc.	31,890	8,838,313
WellCare Health Plans, Inc.(a)	32,710	10,483,228
		75,932,313

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Industrials (13.3%):
Clean Harbors, Inc.(a)	64,930	$4,647,689
Hexcel Corp.	95,450	6,399,923
KAR Auction Services, Inc.	103,300	6,165,977
Parker-Hannifin Corp.	35,050	6,446,747
Rockwell Automation, Inc.	30,050	5,634,976
Roper Technologies, Inc.	17,950	5,316,970
Teledyne Technologies, Inc.(a)	30,040	7,410,267
TransUnion	86,620	6,373,500
United Rentals, Inc.(a)	34,370	5,622,932
XPO Logistics, Inc.(a)	70,820	8,085,519
		62,104,500
IT Services (14.8%):
Black Knight, Inc.(a)	232,554	12,081,180
Euronet Worldwide, Inc.(a)(b)	111,491	11,173,628
Global Payments, Inc.	47,050	5,994,170
GoDaddy, Inc., Class A(a)	78,860	6,576,135
Square, Inc., Class A(a)(b)	37,060	3,669,311
Total System Services, Inc.	37,810	3,733,359
Twilio, Inc.(a)	32,390	2,794,609
WEX, Inc.(a)(b)	42,680	8,568,437
Wix.com Ltd., ADR(a)	78,440	9,389,268
Worldpay, Inc.(a)	52,100	5,276,167
		69,256,264
Materials (4.4%):
Allegheny Technologies, Inc.(a)(b)	302,130	8,927,941
Celanese Corp., Series A	51,900	5,916,600
Steel Dynamics, Inc.	122,510	5,536,227
		20,380,768
Semiconductors & Semiconductor Equipment (3.4%):
Lam Research Corp.	28,240	4,284,008
Marvell Technology Group Ltd., ADR	379,050	7,315,665
Maxim Integrated Products, Inc.	71,390	4,025,682
		15,625,355
Software (10.7%):
Dropbox, Inc.(a)(b)	280,920	7,537,084
Nutanix, Inc., Class A(a)	48,970	2,091,998
Proofpoint, Inc.(a)	57,420	6,105,469
Red Hat, Inc.(a)	38,330	5,223,612
ServiceNow, Inc.(a)	62,330	12,193,617
The Ultimate Software Group, Inc.(a)	28,110	9,056,761
Zendesk, Inc.(a)	111,400	7,909,400
		50,117,941
Total Common Stocks (Cost $385,701,581)		461,873,453

Collateral for Securities Loaned (9.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	7,988,388	7,988,388
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	12,543,735	12,543,735

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	3,994,658	$3,994,658
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	2,496,231	2,496,231
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	13,479,536	13,479,536
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	4,992,462	4,992,462
Total Collateral for Securities Loaned (Cost $45,495,010)		45,495,010

Total Investments (Cost $431,196,591) — 108.9%		507,368,463
Liabilities in excess of other assets — (8.9)%		(41,605,127)
NET ASSETS - 100.00%		$465,763,336

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.7%)

Communication Services (15.9%):
Activision Blizzard, Inc.	106,180	$8,833,114
Alphabet, Inc., Class C(a)	10,581	12,628,106
Facebook, Inc., Class A(a)	54,890	9,027,209
InterActive Corp.(a)	27,470	5,953,298
Netflix, Inc.(a)	22,260	8,328,134
		44,769,861
Consumer Discretionary (19.6%):
Amazon.com, Inc.(a)	10,580	21,191,740
Chipotle Mexican Grill, Inc.(a)(b)	9,770	4,440,660
Ferrari NV, ADR(b)	35,570	4,869,889
Hilton Worldwide Holdings, Inc.	70,120	5,664,294
Las Vegas Sands Corp.	59,561	3,533,754
The Home Depot, Inc.	43,695	9,051,419
Tiffany & Co.	48,170	6,212,485
		54,964,241
Consumer Staples (6.0%):
Keurig Dr Pepper, Inc.	358,090	8,296,945
Post Holdings, Inc.(a)(b)	86,150	8,446,146
		16,743,091
Energy (1.4%):
EOG Resources, Inc.	30,675	3,913,210

Financials (5.7%):
MSCI, Inc.	30,860	5,474,873
SVB Financial Group(a)	12,400	3,854,292
The Progressive Corp.	90,710	6,444,038
		15,773,203
Health Care (13.9%):
BeiGene Ltd., ADR(a)(b)	11,440	1,970,197
Bluebird Bio, Inc.(a)(b)	22,290	3,254,340
Edwards Lifesciences Corp.(a)	21,410	3,727,481
Illumina, Inc.(a)	21,240	7,796,354
Intuitive Surgical, Inc.(a)	8,720	5,005,280
Jazz Pharmaceuticals PLC(a)	15,200	2,555,576
Neurocrine Biosciences, Inc.(a)	30,180	3,710,631
Sage Therapeutics, Inc.(a)	15,570	2,199,263
UnitedHealth Group, Inc.	32,560	8,662,262
		38,881,384
Industrials (9.3%):
Parker-Hannifin Corp.	31,660	5,823,224
Roper Technologies, Inc.	11,150	3,302,742
The Boeing Co.	29,440	10,948,736
XPO Logistics, Inc.(a)	51,490	5,878,613
		25,953,315
Information Technology (22.0%):
Apple, Inc.	74,867	16,900,477
Lam Research Corp.(b)	11,930	1,809,781
Marvell Technology Group Ltd., ADR	159,000	3,068,700
Nvidia Corp.	17,440	4,900,989
PayPal Holdings, Inc.(a)(b)	75,710	6,650,366

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Salesforce.com, Inc.(a)	58,360	$9,280,991
ServiceNow, Inc.(a)	23,610	4,618,824
Visa, Inc., Class A	95,797	14,378,172
		61,608,300
Materials (5.9%):
DowDuPont, Inc.	77,030	4,953,799
Ecolab, Inc.	46,020	7,215,016
Steel Dynamics, Inc.	101,350	4,580,007
		16,748,822
Total Common Stocks (Cost $177,230,667)		279,355,427

Collateral for Securities Loaned (6.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	2,949,971	2,949,971
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	4,632,182	4,632,182
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	1,475,157	1,475,157
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	921,814	921,814
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	4,977,756	4,977,756
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	1,843,628	1,843,628
Total Collateral for Securities Loaned (Cost $16,800,508)		16,800,508

Total Investments (Cost $194,031,175) — 105.7%		296,155,935
Liabilities in excess of other assets — (5.7)%		(16,011,027)
NET ASSETS - 100.00%		$280,144,908

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.6%)

Biotechnology (27.0%):
Adverum Biotechnologies, Inc.(a)	64,350	$389,318
Aimmune Therapeutics, Inc.(a)(b)	43,680	1,191,590
Albireo Pharma, Inc.(a)	22,570	743,907
Allakos, Inc.(a)(b)	20,350	915,547
Alpine Immune Sciences, Inc.(a)	29,987	189,818
Amicus Therapeutics, Inc.(a)(b)	219,070	2,648,556
Apellis Pharmaceuticals, Inc.(a)(b)	122,483	2,177,748
Aptinyx, Inc.(a)	46,750	1,353,880
Arbutus Biopharma Corp., ADR(a)	72,510	685,220
Ascendis Pharma A/S, ADR(a)	11,090	785,837
Audentes Therapeutics, Inc.(a)(b)	56,110	2,221,395
Autolus Therapeutics PLC, ADR(a)(b)	34,900	1,052,584
BeiGene Ltd., ADR(a)	12,370	2,130,361
BioMarin Pharmaceutical, Inc.(a)	16,150	1,566,066
Bluebird Bio, Inc.(a)(b)	27,130	3,960,979
Blueprint Medicines Corp.(a)	24,900	1,943,694
Celyad SA, ADR(a)(b)	61,610	1,624,040
Chimerix, Inc.(a)	123,270	479,520
Constellation Pharmaceuticals, Inc.(a)	62,670	421,769
Crinetics Pharmaceuticals, Inc.(a)(b)	41,780	1,196,997
CRISPR Therapeutics AG, ADR(a)(b)	16,790	744,637
Cytomx Therapeutics, Inc.(a)(b)	48,790	902,615
Eagle Pharmaceuticals, Inc.(a)(b)	19,690	1,365,108
Editas Medicine, Inc.(a)	20,400	649,128
Evlo Biosciences, Inc.(a)(b)	40,000	487,200
Fate Therapeutics, Inc.(a)(b)	239,850	3,907,156
G1 Therapeutics, Inc.(a)	14,880	778,075
Galapagos NV, ADR(a)	8,670	974,768
Gritstone Oncology, Inc.(a)	48,300	687,792
Halozyme Therapeutics, Inc.(a)	55,530	1,008,980
Homology Medicines, Inc.(a)(b)	39,020	891,997
Immunomedics, Inc.(a)(b)	83,120	1,731,390
Invitae Corp.(a)(b)	105,675	1,767,943
Iovance Biotherapeutics, Inc.(a)	104,420	1,174,725
Kezar Life Sciences, Inc.(a)(b)	179,956	3,852,857
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	58,750	1,498,125
Kura Oncology, Inc.(a)	96,170	1,682,975
Ligand Pharmaceuticals, Inc., Class B(a)(b)	7,810	2,143,767
Loxo Oncology, Inc.(a)	25,650	4,381,789
MacroGenics, Inc.(a)(b)	47,180	1,011,539
Madrigal Pharmaceuticals, Inc.(a)(b)	15,456	3,309,593
Neurocrine Biosciences, Inc.(a)	8,280	1,018,026
REGENXBIO, Inc.(a)	15,550	1,174,025
Replimune Group, Inc.(a)	56,530	910,133
Sage Therapeutics, Inc.(a)	16,710	2,360,288
Scholar Rock Holding Corp.(a)(b)	39,160	1,008,370
Surface Oncology, Inc.(a)	241,000	2,636,540
Tocagen, Inc.(a)(b)	46,910	731,327
UNIQURE N.V.(a)	22,040	802,036
Veracyte, Inc.(a)	230,000	2,196,500
Verastem, Inc.(a)(b)	101,830	738,268
Voyager Therapeutics, Inc.(a)	33,420	632,306
Xencor, Inc.(a)	14,790	576,366
		77,415,170

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Communication Services (12.9%):
Activision Blizzard, Inc.	50,870	$4,231,875
ANGI Homeservices, Inc., Class A(a)(b)	109,980	2,582,330
Boingo Wireless, Inc.(a)	86,530	3,019,897
Facebook, Inc., Class A(a)	48,450	7,968,088
Match Group, Inc.(a)(b)	67,640	3,917,032
Netflix, Inc.(a)	14,960	5,596,986
Take-Two Interactive Software, Inc.(a)	22,860	3,154,451
Yelp, Inc.(a)	133,110	6,549,012
		37,019,671
Communications Equipment (4.5%):
Lumentum Holdings, Inc.(a)(b)	58,250	3,492,088
Quantenna Communications, Inc.(a)(b)	314,680	5,805,845
Viavi Solutions, Inc.(a)(b)	317,340	3,598,636
		12,896,569
Consumer Discretionary (4.5%):
Amazon.com, Inc.(a)	6,010	12,038,030
Arco Platform Ltd., ADR, Class A(a)	41,990	957,372
		12,995,402
Electronic Equipment, Instruments & Components (1.2%):
II-VI, Inc.(a)	74,630	3,529,999

Financials (0.6%):
Landcadia Holdings, Inc.(a)	155,390	1,684,428

Health Care Equipment & Supplies (0.5%):
Cryoport, Inc.(a)(b)	119,450	1,530,155

Health Care Technology (1.3%):
Veeva Systems, Inc.(a)	34,260	3,729,886

IT Services (3.2%):
GoDaddy, Inc., Class A(a)	50,600	4,219,534
Wix.com Ltd., ADR(a)	40,430	4,839,471
		9,059,005
Life Sciences Tools & Services (3.2%):
Codexis, Inc.(a)(b)	100,000	1,715,000
Illumina, Inc.(a)	7,800	2,863,068
Neogenomics, Inc.(a)	194,100	2,979,435
Pacific Biosciences of California, Inc.(a)(b)	300,000	1,623,000
		9,180,503
Pharmaceuticals (2.8%):
Aclaris Therapeutics, Inc.(a)(b)	35,365	513,500
Assembly Biosciences, Inc.(a)	48,150	1,788,291
GW Pharmaceuticals PLC, ADR(a)(b)	11,680	2,017,603
Jazz Pharmaceuticals PLC(a)	4,720	793,574
KemPharm, Inc.(a)	77,930	374,064
MyoKardia, Inc.(a)	22,810	1,487,212
Odonate Therapeutics, Inc.(a)(b)	34,080	661,493
Sienna Biopharmaceuticals, Inc.(a)	22,470	333,005
		7,968,742
Semiconductors & Semiconductor Equipment (16.5%):
Advanced Micro Devices, Inc.(a)(b)	158,590	4,898,845
Cohu, Inc.	119,960	3,010,996

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Cypress Semiconductor Corp.(b)	211,580	$3,065,794
Lam Research Corp.	20,540	3,115,918
Lattice Semiconductor Corp.(a)	367,860	2,942,880
Marvell Technology Group Ltd., ADR	350,200	6,758,860
MaxLinear, Inc., Class A(a)(b)	181,240	3,603,051
Mellanox Technologies Ltd., ADR(a)	29,990	2,202,766
MKS Instruments, Inc.	28,170	2,257,826
Monolithic Power Systems, Inc.	14,910	1,871,652
Nvidia Corp.	14,820	4,164,716
Semtech Corp.(a)	55,290	3,074,124
Skyworks Solutions, Inc.	41,270	3,743,602
Tower Semiconductor Ltd., ADR(a)	130,641	2,842,748
		47,553,778
Software (17.7%):
Cornerstone OnDemand, Inc.(a)	92,020	5,222,134
Coupa Software, Inc.(a)	53,550	4,235,805
Dropbox, Inc.(a)(b)	125,460	3,366,092
Mindbody, Inc.(a)(b)	69,850	2,839,403
Nutanix, Inc., Class A(a)	79,980	3,416,746
Paycom Software, Inc.(a)	23,650	3,675,447
Proofpoint, Inc.(a)	31,619	3,362,048
RingCentral, Inc., Class A(a)	139,910	13,018,625
SendGrid, Inc.(a)	78,270	2,879,553
ServiceNow, Inc.(a)	13,700	2,680,131
The Ultimate Software Group, Inc.(a)	7,810	2,516,304
Zendesk, Inc.(a)	51,900	3,684,900
		50,897,188
Technology Hardware, Storage & Peripherals (1.7%):
Cray, Inc.(a)(b)	107,320	2,307,380
Pure Storage, Inc.(a)(b)	102,660	2,664,027
		4,971,407
Total Common Stocks (Cost $184,361,723)		280,431,903

Collateral for Securities Loaned (21.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	10,831,682	10,831,682
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	17,008,409	17,008,409
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	5,416,470	5,416,470
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	3,384,711	3,384,711
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	18,277,287	18,277,287
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	6,769,421	6,769,421
Total Collateral for Securities Loaned (Cost $61,687,980)		61,687,980

Total Investments (Cost $246,049,703) — 119.1%		342,119,883
Liabilities in excess of other assets — (19.1)%		(54,779,715)
NET ASSETS - 100.00%		$287,340,168

See notes to schedules of portfolio investments.

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.0%)

Communications Equipment (1.3%):
Lumentum Holdings, Inc.(a)(b)	17,711	$1,061,774

Consumer Discretionary (16.5%):
Arco Platform Ltd., ADR, Class A(a)	11,830	269,724
At Home Group, Inc.(a)(b)	32,790	1,033,868
Dave & Buster’s Entertainment, Inc.	14,720	974,758
Dineequity, Inc.(b)	15,300	1,244,043
Eldorado Resorts, Inc.(a)(b)	21,930	1,065,798
Grand Canyon Education, Inc.(a)	10,611	1,196,920
Lithia Motors, Inc.	7,619	622,168
Monro Muffler Brake, Inc.	11,330	788,568
National Vision Holdings, Inc.(a)(b)	15,240	687,934
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	9,351	898,631
Planet Fitness, Inc., Class A(a)	25,020	1,351,831
Red Rock Resorts, Inc., Class A(b)	24,002	639,653
Steven Madden Ltd.	17,073	903,162
Weight Watchers International, Inc.(a)	11,740	845,163
Wingstop, Inc.(b)	7,930	541,381
		13,063,602
Consumer Staples (2.7%):
Freshpet, Inc.(a)	14,040	515,268
Nomad Foods Ltd., ADR(a)	76,170	1,543,204
		2,058,472
Electronic Equipment, Instruments & Components (0.9%):
Littelfuse, Inc.	3,737	739,515

Energy (2.0%):
Newpark Resources, Inc.(a)	115,680	1,197,288
SRC Energy, Inc.(a)	46,620	414,452
		1,611,740
Financials (5.0%):
Green Dot Corp.(a)	7,920	703,454
Kemper Corp.	9,770	785,996
LendingTree, Inc.(a)(b)	2,019	464,572
Primerica, Inc.	5,370	647,354
Texas Capital Bancshares, Inc.(a)	7,330	605,825
Western Alliance BanCorp(a)	13,391	761,813
		3,969,014
Health Care (24.0%):
Aimmune Therapeutics, Inc.(a)(b)	13,480	367,734
Amicus Therapeutics, Inc.(a)(b)	69,414	839,215
Apellis Pharmaceuticals, Inc.(a)(b)	23,100	410,718
Aptinyx, Inc.(a)(b)	15,299	443,059
Assembly Biosciences, Inc.(a)(b)	8,490	315,319
Audentes Therapeutics, Inc.(a)	13,780	545,550
Bluebird Bio, Inc.(a)(b)	4,847	707,662
Blueprint Medicines Corp.(a)	8,648	675,063
Celyad SA, ADR(a)	10,116	266,658
Cytomx Therapeutics, Inc.(a)	16,380	303,030
Exact Sciences Corp.(a)(b)	11,769	928,809
Globus Medical, Inc., Class A(a)	16,790	953,000
GW Pharmaceuticals PLC, ADR(a)(b)	5,170	893,066
HealthEquity, Inc.(a)	8,970	846,858

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Immunomedics, Inc.(a)(b)	39,160	$815,703
Insulet Corp.(a)(b)	10,610	1,124,130
Iovance Biotherapeutics, Inc.(a)(b)	48,752	548,460
Irhythm Technologies, Inc.(a)	3,890	368,227
Kura Oncology, Inc.(a)	28,250	494,375
Ligand Pharmaceuticals, Inc., Class B(a)(b)	4,487	1,231,637
Loxo Oncology, Inc.(a)	6,236	1,065,296
Madrigal Pharmaceuticals, Inc.(a)(b)	3,420	732,325
Masimo Corp.(a)	9,650	1,201,811
Penumbra, Inc.(a)	5,590	836,823
Sage Therapeutics, Inc.(a)	4,051	572,204
Sienna Biopharmaceuticals, Inc.(a)	8,120	120,338
Teladoc, Inc.(a)(b)	16,770	1,448,090
		19,055,160
Industrials (14.0%):
Altra Industrial Motion Corp.(b)	21,910	904,883
Axon Enterprise, Inc.(a)(b)	7,810	534,438
Azul SA, ADR(a)	36,890	656,273
H&E Equipment Services, Inc.	29,580	1,117,532
Harsco Corp.(a)	48,690	1,390,100
Kennametal, Inc.	29,950	1,304,622
Proto Labs, Inc.(a)	4,820	779,635
Saia, Inc.(a)	12,740	973,973
Simpson Manufacturing Co., Inc.	15,700	1,137,622
Siteone Landscape Supply, Inc.(a)(b)	10,920	822,713
The Brink’s Co.	7,530	525,218
Welbilt, Inc.(a)(b)	39,640	827,683
		10,974,692
IT Services (9.4%):
Black Knight, Inc.(a)	25,055	1,301,607
Euronet Worldwide, Inc.(a)(b)	14,517	1,454,894
InterXion Holding NV, ADR(a)	18,274	1,229,840
WEX, Inc.(a)	4,750	953,610
Wix.com Ltd., ADR(a)	12,790	1,530,963
WNS Holdings Ltd., ADR(a)	17,378	881,934
		7,352,848
Materials (5.0%):
Allegheny Technologies, Inc.(a)(b)	50,070	1,479,569
Ashland Global Holdings, Inc.	14,100	1,182,426
Ferro Corp.(a)	53,040	1,231,589
		3,893,584
Semiconductors & Semiconductor Equipment (3.8%):
Cypress Semiconductor Corp.(b)	34,220	495,848
MKS Instruments, Inc.	7,960	637,994
Monolithic Power Systems, Inc.	3,988	500,614
Tower Semiconductor Ltd., ADR(a)(b)	26,323	572,788
Versum Materials, Inc.	21,710	781,777
		2,989,021
Software (12.4%):
Cornerstone OnDemand, Inc.(a)	23,722	1,346,224
Coupa Software, Inc.(a)	11,980	947,618
Envestnet, Inc.(a)	14,080	858,176
Fair Isaac Corp.(a)	2,970	678,794

See notes to schedules of portfolio investments.

Security Description	Shares	Value

HubSpot, Inc.(a)	4,220	$637,009
Mindbody, Inc.(a)(b)	31,000	1,260,150
Q2 Holdings, Inc.(a)(b)	11,490	695,720
RingCentral, Inc., Class A(a)	24,709	2,299,171
SendGrid, Inc.(a)	31,410	1,155,574
		9,878,436
Total Common Stocks (Cost $56,391,869)		76,647,858

Collateral for Securities Loaned (24.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	3,408,222	3,408,222
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	5,351,749	5,351,749
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	1,704,309	1,704,309
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	1,065,010	1,065,010
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	5,751,005	5,751,005
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	2,130,019	2,130,019
Total Collateral for Securities Loaned (Cost $19,410,314)		19,410,314

Total Investments (Cost $75,802,183) — 121.6%		96,058,172
Liabilities in excess of other assets — (21.6)%		(17,074,808)
NET ASSETS - 100.00%		$78,983,364

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (94.5%)

Australia (6.6%):
Financials (1.8%):
Macquarie Group Ltd.	5,286	$480,759

Health Care (1.5%):
CSL Ltd.	2,749	399,345

Materials (1.8%):
BHP Billiton Ltd.	19,269	479,909

Real Estate (1.5%):
Scentre Group	136,532	392,279
		1,752,292
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	2,508	194,118

China (0.4%):
Communication Services (0.4%):
Tencent Holdings Ltd.	2,200	89,833

Denmark (1.4%):
Consumer Staples (1.4%):
Royal Unibrew A/S	4,528	372,782

France (9.7%):
Consumer Discretionary (3.3%):
Cie Generale des Etablissements Michelin	3,054	364,466
LVMH Moet Hennessy Louis Vuitton SA	1,426	503,842
		868,308
Energy (1.4%):
Total SA	5,796	376,812

Financials (1.8%):
AXA SA	17,302	463,560

Information Technology (1.9%):
Cap Gemini SA	3,875	487,791

Materials (1.3%):
Arkema SA	2,833	351,046
		2,547,517
Germany (8.2%):
Financials (2.1%):
Allianz SE	2,557	569,030

Health Care (0.8%):
Bayer AG	2,269	201,236

Industrials (1.8%):
Siemens AG	1,807	231,020
Washtec AG	2,726	239,197
		470,217
Information Technology (2.1%):
SAP SE	4,599	565,436

Real Estate (1.4%):
Vonovia SE	7,557	369,552
		2,175,471

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	6,172	$161,409

Hong Kong (3.4%):
Financials (1.6%):
AIA Group Ltd.	28,400	253,255
BOC Hong Kong Holdings Ltd.	34,500	163,758
		417,013
Real Estate (0.9%):
CK Asset Holdings Ltd.	32,500	243,640

Utilities (0.9%):
HK Electric Investments & HK Electric Investments Ltd.	234,000	236,287
		896,940
Ireland (1.3%):
Industrials (1.3%):
Experian PLC	13,642	350,002

Italy (2.7%):
Financials (0.9%):
Banca Generali SpA	9,861	253,939

Health Care (0.7%):
Recordati SpA	5,363	181,321

Utilities (1.1%):
Enel SpA	55,122	281,721
		716,981
Japan (21.6%):
Communication Services (1.1%):
Nippon Telegraph & Telephone Corp.	6,300	284,371

Consumer Discretionary (2.2%):
Toyota Motor Corp.	9,300	579,518

Consumer Staples (1.3%):
Matsumotokiyoshi Holdings Co. Ltd.	8,600	352,733

Financials (3.3%):
Jafco Co. Ltd.	4,800	186,618
Mitsubishi UFJ Financial Group, Inc.	53,600	333,059
Tokio Marine Holdings, Inc.	6,900	342,601
		862,278
Health Care (2.6%):
Hoya Corp.	5,300	314,828
Shionogi & Co. Ltd.	5,500	359,596
		674,424
Industrials (7.3%):
EN-Japan, Inc.	5,600	281,082
Fuji Electric Co. Ltd.	9,600	384,614
Hitachi Construction Machinery Co. Ltd.	5,900	197,284
ITOCHU Corp.	9,600	175,741
Kyowa Exeo Corp.	11,200	327,868
Okuma Corp. (b)	4,700	261,091
Sanwa Holdings Corp.	25,400	302,497
		1,930,177
Information Technology (1.9%):
Fujitsu Ltd.	2,000	142,505

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Oracle Corp. Japan	3,500	$282,053
Ulvac, Inc.	2,400	90,100
		514,658
Materials (0.5%):
DIC Corp.	3,600	129,595

Real Estate (0.5%):
Sumitomo Realty & Development	4,000	143,523

Utilities (0.9%):
Chubu Electric Power Co., Inc.	14,900	225,744
		5,697,021
Macau (0.8%):
Consumer Discretionary (0.8%):
Wynn Macau Ltd.	86,400	198,437

Netherlands (3.5%):
Communication Services (1.3%):
Koninklijke KPN NV	133,187	351,304

Financials (0.4%):
ING Groep NV	7,338	95,229

Industrials (1.8%):
Wolters Kluwer NV	7,827	487,872
		934,405
Norway (2.0%):
Energy (0.7%):
Aker BP ASA	4,335	183,625

Financials (1.3%):
SpareBank 1 SMN	31,220	348,894
		532,519
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	20,179	148,503

Singapore (0.4%):
Financials (0.4%):
DBS Group Holdings Ltd.	5,900	112,584

Spain (2.1%):
Communication Services (1.3%):
Telefonica SA	43,821	345,630

Financials (0.8%):
Banco Santander SA	40,646	203,475
		549,105
Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	18,596	495,652
Epiroc AB, Class B (c)	18,365	188,687
		684,339
Switzerland (8.0%):
Consumer Staples (2.6%):
Nestle SA, Registered Shares	8,277	689,230

Financials (0.4%):
UBS Group AG, Registered Shares	6,920	109,302

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Health Care (5.0%):
Novartis AG	7,365	$634,226
Roche Holding AG	2,798	676,876
		1,311,102
		2,109,634
United Kingdom (17.9%):
Consumer Discretionary (0.7%):
Next PLC	2,440	174,595

Consumer Staples (4.8%):
Britvic PLC	33,292	338,844
Diageo PLC	14,558	515,684
Unilever PLC	7,304	401,178
		1,255,706
Energy (3.2%):
BP PLC	47,867	366,833
Royal Dutch Shell PLC, Class A	13,986	479,486
		846,319
Financials (3.7%):
Close Brothers Group PLC	16,782	345,831
HSBC Holdings PLC	44,934	392,007
Legal & General Group PLC	73,176	249,770
		987,608
Health Care (1.1%):
Smith & Nephew PLC	16,309	297,507

Industrials (1.3%):
RELX PLC	16,936	356,223

Materials (3.1%):
Croda International PLC	4,471	303,015
Rio Tinto PLC	10,121	510,440
		813,455
		4,731,413
Total Common Stocks (Cost $22,121,639)		24,955,305

Preferred Stocks (1.4%)

Japan (1.4%):
Consumer Staples (1.4%):
Ito En Ltd.	17,300	379,762
Total Preferred Stocks (Cost $292,938)		379,762

Exchange-Traded Funds (1.6%)

United States (1.6%):
iShares MSCI EAFE ETF	6,187	420,654
Total Exchange-Traded Funds (Cost $426,984)		420,654

Collateral for Securities Loaned (1.1%)

United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (d)	47,755	47,755
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (d)	74,988	74,988

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (d)	23,880	$23,880
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (d)	14,923	14,923
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (d)	80,583	80,583
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (d)	29,845	29,845
Total Collateral for Securities Loaned (Cost $271,974)		271,974

Total Investments (Cost $23,113,535) — 98.6%		26,027,695
Other assets in excess of liabilities — 1.4%		373,169
NET ASSETS - 100.00%		$26,400,864

(a)      All securities (except Collateral for Securities Loaned) were fair valued at September 30, 2018.  See Note 2 for further information.

(b)      All or a portion of this security is on loan.

(c)       Non-income producing security.

(d)      Rate disclosed is the daily yield on September 30, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (95.4%)

Australia (2.4%):
Financials (1.0%):
Macquarie Group Ltd.	4,056	$368,891

Health Care (1.4%):
CSL Ltd.	3,488	506,700
		875,591
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	1,879	145,434

Bermuda (0.4%):
Industrials (0.4%):
Triton International, Ltd./Ber	4,879	162,324

Canada (0.4%):
Financials (0.4%):
The Bank of Nova Scotia	2,724	162,385

China (1.7%):
Communication Services (0.7%):
Tencent Holdings Ltd.	6,500	265,415

Financials (1.0%):
Industrial & Commercial Bank of China Ltd.	499,000	364,338
		364,338
		629,753
Denmark (0.8%):
Consumer Staples (0.8%):
Royal Unibrew A/S	3,786	311,694

France (4.6%):
Consumer Discretionary (2.0%):
Cie Generale des Etablissements Michelin	2,422	289,042
LVMH Moet Hennessy Louis Vuitton SA	1,212	428,231
		717,273
Energy (0.8%):
Total SA	4,505	292,881

Financials (1.0%):
BNP Paribas SA	6,145	376,251

Materials (0.8%):
Arkema SA	2,450	303,587
		1,689,992
Germany (1.5%):
Financials (0.8%):
Hannover Rueck SE	2,169	306,112

Industrials (0.7%):
Washtec AG	2,970	260,607
		566,719
Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	7,833	204,847

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Hong Kong (1.5%):
Energy (1.2%):
CNOOC Ltd.	218,957	$433,588

Financials (0.3%):
BOC Hong Kong Holdings Ltd.	27,000	128,158
		561,746
India (0.8%):
Consumer Staples (0.8%):
Nestle India Ltd.	2,339	313,062

Indonesia (0.3%):
Communication Services (0.3%):
PT Telekomunikasi Indonesia Persero TBK	523,200	128,079

Ireland (1.6%):
Industrials (1.6%):
Eaton Corp. PLC	6,648	576,581

Italy (2.1%):
Financials (0.8%):
Banca Generali SpA	11,607	298,902

Health Care (0.6%):
Recordati SpA	6,599	223,109

Utilities (0.7%):
Enel SpA	50,875	260,015
		782,026
Japan (7.3%):
Consumer Discretionary (1.0%):
Toyota Motor Corp.	6,100	380,114

Financials (1.2%):
Jafco Co. Ltd.	3,900	151,627
Resona Holdings, Inc.	50,796	285,243
		436,870
Health Care (1.8%):
As One Corp.	4,979	371,986
Hoya Corp.	5,100	302,948
		674,934
Industrials (2.5%):
EN-Japan, Inc.	3,800	190,734
Hitachi Construction Machinery Co. Ltd.	7,400	247,442
Kyowa Exeo Corp.	8,900	260,538
Okuma Corp. (b)	4,100	227,760
		926,474
Information Technology (0.3%):
Ulvac, Inc.	3,000	112,625

Materials (0.5%):
DIC Corp.	4,900	176,393
		2,707,410
Korea, Republic Of (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	9,227	386,210

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Macau (0.5%):
Consumer Discretionary (0.5%):
Wynn Macau Ltd.	78,000	$179,145

Malaysia (0.2%):
Financials (0.2%):
Malayan Banking Berhad	32,800	77,604

Mexico (0.4%):
Industrials (0.4%):
Promotora y Operadora de Infraestructura SAB de CV	12,691	135,036

Netherlands (1.0%):
Industrials (1.0%):
Wolters Kluwer NV	6,072	378,479

Norway (1.7%):
Energy (0.8%):
Aker BP ASA	6,997	296,383

Financials (0.9%):
SpareBank 1 SMN	30,092	336,289
		632,672
Russian Federation (0.4%):
Materials (0.4%):
Evraz PLC	19,225	141,483

Singapore (0.8%):
Financials (0.8%):
Singapore Exchange Ltd.	57,800	311,597

South Africa (0.6%):
Consumer Staples (0.6%):
Avi Ltd.	28,782	216,533

Sweden (1.5%):
Industrials (1.5%):
Atlas Copco AB, Class B	12,433	331,385
Epiroc AB, Class B (c)	7,997	82,163
Nolato AB	2,407	148,412
		561,960
Switzerland (1.6%):
Health Care (1.6%):
Roche Holding AG	2,377	575,030

Taiwan (0.6%):
Financials (0.6%):
Cathay Financial Holding Co. Ltd.	131,000	225,152

United Kingdom (6.8%):
Consumer Discretionary (0.4%):
Next PLC	1,887	135,025

Consumer Staples (2.7%):
Britvic PLC	34,223	348,319
Diageo PLC	7,782	275,660
Unilever PLC	6,751	370,805
		994,784

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Financials (1.2%):
Close Brothers Group PLC	17,136	$353,126
HSBC Holdings PLC	11,505	100,370
		453,496
Industrials (0.6%):
RELX PLC	11,356	238,856

Materials (1.5%):
Croda International PLC	3,157	213,961
Rio Tinto PLC	6,609	333,318
		547,279
Utilities (0.4%):
Severn Trent PLC	5,643	136,003
		2,505,443
United States (51.9%):
Communication Services (4.8%):
Alphabet, Inc., Class C (c)	456	544,222
Facebook, Inc., Class A (c)	2,808	461,804
Verizon Communications, Inc.	14,260	761,342
		1,767,368
Consumer Discretionary (6.3%):
Amazon.com, Inc. (c)	436	873,308
McDonald’s Corp.	1,388	232,199
Ross Stores, Inc.	5,232	518,491
The TJX Co., Inc.	6,220	696,764
		2,320,762
Consumer Staples (3.7%):
Colgate-Palmolive Co.	9,484	634,954
PepsiCo, Inc.	6,580	735,644
		1,370,598
Energy (2.1%):
ConocoPhillips	5,473	423,610
Phillips 66	3,239	365,100
		788,710
Financials (8.1%):
Bank of America Corp.	15,539	457,779
CME Group, Inc.	924	157,274
JPMorgan Chase & Co.	6,777	764,717
MSCI, Inc.	3,618	641,869
The PNC Financial Services Group, Inc.	3,788	515,888
The Progressive Corp.	6,766	480,656
		3,018,183
Health Care (7.5%):
Aetna, Inc.	2,930	594,350
Amgen, Inc.	2,644	548,075
Celgene Corp. (c)	2,674	239,296
Eli Lilly & Co.	5,650	606,302
Johnson & Johnson	5,623	776,930
		2,764,953
Industrials (3.2%):
3M Co.	1,831	385,810
HD Supply Holdings, Inc. (c)	6,840	292,684
Honeywell International, Inc.	3,165	526,656
		1,205,150

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Information Technology (12.1%):
Apple, Inc.	5,187	$1,170,913
Cisco Systems, Inc.	10,813	526,052
Mastercard, Inc., Class A	4,449	990,392
Microsoft Corp.	10,780	1,232,909
Texas Instruments, Inc.	5,414	580,868
		4,501,134
Materials (1.1%):
The Chemours Co.	6,270	247,289
Westlake Chemical Corp.	1,935	160,818
		408,107
Real Estate (1.4%):
Liberty Property Trust	12,089	510,760

Utilities (1.6%):
MGE Energy, Inc.	9,113	581,865
		19,237,590
Total Common Stocks (Cost $26,670,445)		35,381,577

Preferred Stocks (0.7%)

Brazil (0.7%):
Financials (0.7%):
Itau Unibanco Holding S.A.	24,510	267,855
Total Preferred Stocks (Cost $236,976)		267,855

Exchange-Traded Funds (1.5%)

United States (1.5%):
iShares MSCI ACWI ETF	7,455	553,608
Total Exchange-Traded Funds (Cost $546,478)		553,608

Collateral for Securities Loaned (0.7%)

United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (d)	41,659	41,659
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (d)	65,415	65,415
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (d)	20,832	20,832
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (d)	13,018	13,018
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (d)	70,295	70,295
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (d)	26,035	26,035
Total Collateral for Securities Loaned (Cost $237,254)		237,254

Total Investments (Cost $27,691,153) — 98.3%		36,440,294
Other assets in excess of liabilities — 1.7%		646,659
NET ASSETS - 100.00%		$37,086,953

(a)                   All securities, except those traded on exchanges in the United States, Bermuda, Brazil, Canada, Ireland and Mexico (and Collateral for Securities Loaned) were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                   All or a portion of this security is on loan.

See notes to schedules of portfolio investments.

(c)                    Non-income producing security.

(d)                   Rate disclosed is the daily yield on September 30, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (96.4%)

Brazil (5.3%):
Communication Services (0.4%):
TIM Participacoes SA	456,200	$1,325,184

Consumer Discretionary (0.6%):
Tupy SA	357,600	1,795,040

Consumer Staples (0.8%):
Sao Martinho SA	532,400	2,415,386

Financials (0.5%):
Banco Bradesco SA, ADR	217,148	1,537,408

Health Care (0.7%):
Odontoprev SA	280,900	891,095
Qualicorp SA	309,700	1,263,925
		2,155,020
Materials (1.8%):
Suzano Papel e Celulose SA	157,600	1,876,478
Vale SA, ADR	249,734	3,706,053
		5,582,531
Utilities (0.5%):
Engie Brasil Energia SA	176,400	1,549,905
		16,360,474
Chile (1.2%):
Energy (1.2%):
Empresas COPEC SA	99,437	1,536,985
Geopark Ltd. (b)	114,321	2,332,148
		3,869,133
China (25.2%):
Communication Services (7.1%):
Baidu, Inc., ADR (b)	27,667	6,326,890
Tencent Holdings Ltd.	346,415	14,145,224
Weibo Corp., ADR (b)(c)	20,559	1,503,480
		21,975,594
Consumer Discretionary (4.5%):
Alibaba Group Holding Ltd., ADR (b)	76,294	12,570,199
JNBY Design Ltd. (c)	827,500	1,465,798
		14,035,997
Consumer Staples (1.9%):
Ausnutria Dairy Corp. Ltd. (c)	1,318,000	1,432,839
Chlitina Holding Ltd.	156,000	1,179,285
Want Want China Holdings Ltd. (c)	3,966,000	3,336,440
		5,948,564
Energy (1.4%):
PetroChina Co. Ltd.	5,218,000	4,223,671
		4,223,671
Financials (5.4%):
China Construction Bank Corp.	7,351,857	6,426,632
Industrial & Commercial Bank of China Ltd.	7,125,000	5,202,217
Ping An Insurance Group Co. of China Ltd.	516,000	5,227,487
		16,856,336
Health Care (0.5%):
3SBio, Inc. (d)	930,000	1,558,493

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Industrials (0.9%):
China Railway Construction Corp. Ltd.	1,282,500	$1,732,026
Lonking Holdings Ltd.	3,823,000	1,230,900
		2,962,926
Information Technology (0.8%):
Chinasoft International Ltd.	1,796,000	1,196,712
Silergy Corp.	71,000	1,279,018
		2,475,730
Materials (1.4%):
Anhui Conch Cement Co. Ltd.	307,000	1,843,609
Maanshan Iron & Steel, Series H	4,632,000	2,483,812
		4,327,421
Utilities (1.3%):
ENN Energy Holdings Ltd.	469,000	4,077,540
		78,442,272
Greece (0.3%):
Industrials (0.3%):
Mytilineos Holdings SA	94,199	935,188

Hong Kong (5.7%):
Communication Services (1.6%):
China Mobile Ltd.	492,000	4,837,545

Consumer Discretionary (1.8%):
Haier Electronics Group Co. Ltd.	723,000	1,957,523
Shangri-La Asia Ltd.	1,124,000	1,663,746
Xinyi Glass Holdings Ltd.	1,636,000	2,062,730
		5,683,999
Energy (1.4%):
CNOOC Ltd.	2,203,000	4,362,471

Real Estate (0.9%):
Shimao Property Holdings Ltd.	1,169,000	2,903,207
		17,787,222
Hungary (0.8%):
Financials (0.8%):
OTP Bank Public Co. Ltd.	64,427	2,389,065

India (9.1%):
Consumer Discretionary (1.0%):
Mahindra & Mahindra Ltd.	265,500	3,154,369

Energy (1.8%):
Reliance Industries Ltd.	317,183	5,506,556

Financials (1.2%):
Indusind Bank Ltd.	94,382	2,201,985
Shriram Transport Finance Co. Ltd.	86,862	1,379,587
		3,581,572
Health Care (1.3%):
Cipla Ltd.	436,570	3,939,588

Industrials (1.3%):
Larsen & Toubro Ltd.	235,181	4,130,290

Information Technology (1.6%):
HCL Technologies Ltd.	215,915	3,240,551
Hexaware Technologies Ltd.	316,016	1,870,544
		5,111,095

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Real Estate (0.3%):
Sobha Ltd.	190,595	$1,048,593

Utilities (0.6%):
Mahanagar Gas Ltd.	150,737	1,700,152
		28,172,215
Indonesia (2.1%):
Consumer Discretionary (0.4%):
PT Sri Rejeki Isman TBK	53,451,100	1,233,607

Energy (0.9%):
PT United Tractors TBK	1,237,900	2,741,027

Financials (0.5%):
PT Bank Negara Indonesia Persero TBK	3,015,500	1,497,625

Materials (0.3%):
PT Indah Kiat Pulp & Paper Corp. TBK	952,500	1,108,378
		6,580,637
Korea, Republic Of (14.0%):
Communication Services (0.7%):
LG Uplus Corp.	127,087	2,097,056

Consumer Discretionary (2.8%):
Fila Korea Ltd.	43,172	1,746,747
Hotel Shilla Co. Ltd.	25,471	2,490,972
LG Electronics, Inc.	35,970	2,302,055
Lotte Himart Co. Ltd.	35,953	2,162,451
		8,702,225
Financials (1.0%):
KB Financial Group, Inc.	65,870	3,208,566

Industrials (0.5%):
Doosan Infracore Co. Ltd. (b)	178,208	1,573,939

Information Technology (5.8%):
Samsung Electronics Co. Ltd.	374,197	15,662,590
SFA Engineering Corp.	67,045	2,212,287
		17,874,877
Materials (3.2%):
LG Chem Ltd.	8,612	2,837,560
Lotte Fine Chemical Co. Ltd.	31,304	1,464,578
Moorim P&P Co. Ltd.	23,716	225,520
POSCO, ADR	56,849	3,752,034
SKC Kolon PI, Inc.	42,764	1,811,803
		10,091,495
		43,548,158
Malaysia (0.6%):
Financials (0.1%):
Ammb Holdings Berhad	460,600	459,738

Industrials (0.5%):
Malaysia Airports Holdings Berhad	732,600	1,575,573
		2,035,311
Mexico (4.9%):
Consumer Staples (0.4%):
Grupo Comercial Chedraui SAB de CV	514,609	1,150,451

Financials (2.6%):
Banco del Bajio SA (d)	1,255,234	3,098,002

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Grupo Financiero Banorte SAB de CV	697,835	$5,046,073
		8,144,075
Industrials (0.8%):
Promotora y Operadora de Infraestructura SAB de CV (c)	226,906	2,414,340

Materials (1.1%):
Alpek SAB de CV (b)	986,183	1,608,589
Grupo Cementos de Chihuahua SAB de CV	270,807	1,777,447
		3,386,036
		15,094,902
Philippines (0.6%):
Consumer Discretionary (0.6%):
Bloomberry Resorts Corp.	10,701,000	1,736,747

Poland (1.3%):
Consumer Staples (0.7%):
Dino Polska SA (b)(d)	75,769	2,047,073

Financials (0.6%):
Bank Pekao SA	70,532	2,031,066
		4,078,139
Russian Federation (4.2%):
Communication Services (0.5%):
Mobile TeleSystems, ADR	171,383	1,461,897

Energy (2.5%):
LUKOIL PJSC, ADR	102,636	7,854,612
		7,854,612
Financials (0.7%):
Sberbank of Russia PJSC, ADR	174,270	2,194,487
		2,194,487
Utilities (0.5%):
Inter RAO UES PJSC	25,138,000	1,572,624
		13,083,620
South Africa (4.0%):
Communication Services (1.6%):
Naspers Ltd.	23,028	4,961,704

Financials (1.5%):
Absa Group Ltd.	250,147	2,684,308
Capitec Bank Holdings Ltd.	27,376	1,981,325
		4,665,633
Materials (0.9%):
Mondi Ltd.	99,317	2,728,895
		12,356,232
Taiwan (10.9%):
Consumer Staples (0.4%):
TCI Co. Ltd.	76,749	1,233,921

Financials (3.4%):
Cathay Financial Holding Co. Ltd.	2,412,000	4,145,550
CTBC Financial Holding Co. Ltd.	4,367,000	3,288,203
Yuanta Financial Holding Co. Ltd.	5,604,000	2,954,350
		10,388,103
Information Technology (6.3%):
Largan Precision Co. Ltd.	18,000	2,138,562

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Taiwan Semiconductor Manufacturing Co. Ltd.	2,050,998	$17,503,412
		19,641,974
Materials (0.8%):
Formosa Plastics Corp.	652,000	2,497,816
		33,761,814
Thailand (3.9%):
Communication Services (1.0%):
Advanced INFO Service Public Co. Ltd.	507,400	3,155,174

Financials (0.5%):
Bangkok Bank PCL	251,100	1,640,240
		1,640,240
Health Care (0.7%):
Bumrungrad Hospital PCL	343,300	1,974,015

Materials (0.6%):
Indorama Ventures	1,068,300	1,949,986

Real Estate (1.1%):
Quality Houses PCL, Series F	30,469,700	3,259,554
		11,978,969
Turkey (0.0%):(e)
Consumer Discretionary (0.0%):(e)
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	1	1

United Arab Emirates (1.3%):
Financials (1.3%):
National Bank of Abu Dhabi PJSC	1,003,464	3,915,843

United Kingdom (1.0%):
Materials (1.0%):
Anglo American PLC	141,427	3,163,383
Total Common Stocks (Cost $287,154,604)		299,289,325

Preferred Stocks (1.4%)

Brazil (1.4%):
Financials (1.4%):
Itau Unibanco Holding S.A.	410,100	4,481,739
Total Preferred Stocks (Cost $5,031,162)		4,481,739

Collateral for Securities Loaned (1.9%)

United States (1.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (f)	1,055,635	1,055,635
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (f)	1,657,607	1,657,607
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (f)	527,879	527,879
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (f)	329,867	329,867
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (f)	1,781,268	1,781,268
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (f)	659,735	659,735
Total Collateral for Securities Loaned (Cost $6,011,991)		6,011,991

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value

Total Investments (Cost $298,197,757) — 99.7%		$309,783,055
Other assets in excess of liabilities — 0.3%		855,343
NET ASSETS - 100.00%		$310,638,398

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile and Mexico (and Collateral for Securities Loaned) were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                   Non-income producing security.

(c)                    All or a portion of this security is on loan.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $6,703,568 and amounted to 2.2% of net assets.

(e)                    Amount represents less than 0.05% of net assets.

(f)                     Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (97.9%)

Brazil (5.9%):
Consumer Discretionary (1.1%):
Tupy SA	10,400	$52,205

Consumer Staples (1.2%):
Sao Martinho SA	12,200	55,349

Financials (0.9%):
Banco ABC Brasil SA	12,700	43,905

Health Care (0.7%):
Qualicorp SA	7,400	30,200

Materials (1.1%):
Bradespar SA	5,500	50,490

Utilities (0.9%):
Engie Brasil Energia SA	5,000	43,932
		276,081
Chile (0.9%):
Energy (0.9%):
Geopark Ltd. (b)	2,127	43,391

China (11.3%):
Consumer Discretionary (0.7%):
JNBY Design Ltd. (c)	17,500	30,999

Consumer Staples (3.1%):
Ausnutria Dairy Corp. Ltd. (c)	43,000	46,747
Chlitina Holding Ltd.	6,000	45,357
Tianyun International Holdings Ltd.	340,000	53,843
		145,947
Health Care (0.8%):
Luye Pharma Group Ltd. (d)	41,500	37,158

Industrials (0.7%):
Lonking Holdings Ltd.	103,000	33,163

Information Technology (2.2%):
Chinasoft International Ltd.	72,000	47,975
Silergy Corp.	3,000	54,043
		102,018
Materials (2.1%):
Maanshan Iron & Steel, Series H	104,000	55,768
West China Cement Ltd.	218,000	40,922
		96,690
Real Estate (0.9%):
China Sce Property Holdings	110,000	42,436

Utilities (0.8%):
China Tian Lun Gas Holdings Ltd.	42,000	38,638
		527,049
Greece (2.2%):
Industrials (1.1%):
Mytilineos Holdings SA	5,337	52,985

Utilities (1.1%):
Terna Energy SA	6,801	50,238
		103,223

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Hong Kong (2.2%):
Communication Services (1.1%):
Citic Telecom International Holdings Ltd.	148,000	$50,425

Real Estate (1.1%):
Yuexiu Property Co. Ltd.	304,000	54,260
		104,685
India (15.2%):
Consumer Discretionary (1.4%):
Trident Ltd.	27,758	21,878
V-Mart Retail Ltd.	1,212	41,951
		63,829
Financials (1.0%):
Shriram Transport Finance Co. Ltd.	2,867	45,535

Health Care (1.2%):
Jubilant Life Sciences Ltd.	5,517	55,792

Industrials (2.7%):
Escorts Ltd.	4,466	37,714
L&T Technology Services Ltd. (d)	1,843	44,147
NRB Bearings Ltd.	22,100	47,035
		128,896
Information Technology (3.1%):
Hexaware Technologies Ltd.	6,410	37,942
Persistent Systems Ltd.	4,497	48,951
Zensar Technologies Ltd.	14,920	58,145
		145,038
Materials (2.9%):
Heidelberg Cement India Ltd.	22,443	44,625
Meghmani Organics Ltd.	37,466	39,025
Phillips Carbon Black Ltd.	9,848	27,868
West Coast Paper Mills Ltd.	4,925	22,197
		133,715
Real Estate (0.9%):
Sobha Ltd.	8,015	44,096

Utilities (2.0%):
CESC Ltd.	4,562	51,674
Mahanagar Gas Ltd.	3,726	42,025
		93,699
		710,600
Indonesia (2.7%):
Consumer Discretionary (2.0%):
PT Mitra Adiperkasa TBK	901,000	49,907
PT Sri Rejeki Isman TBK	2,000,100	46,161
		96,068
Materials (0.7%):
PT Indah Kiat Pulp & Paper Corp. TBK	27,500	32,000
		128,068
Korea, Republic Of (18.3%):
Consumer Discretionary (4.5%):
Fila Korea Ltd.	1,341	54,257
Hotel Shilla Co. Ltd.	415	40,586
Lotte Himart Co. Ltd.	1,040	62,552

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Youngone Corp.	1,503	$53,528
		210,923
Health Care (3.2%):
Caregen Co. Ltd.	704	55,848
Green Cross Corp.	290	45,746
Rayence Co. Ltd.	2,825	48,132
		149,726
Industrials (2.6%):
Doosan Infracore Co. Ltd. (b)	7,868	69,491
Nice Information Service Co. Ltd.	5,425	50,351
		119,842
Information Technology (4.6%):
DuzonBizon Co. Ltd.	1,441	79,366
KoMiCo Ltd.	1,433	37,552
SFA Engineering Corp.	1,542	50,882
Tokai Carbon Korea Co. Ltd.	896	49,526
		217,326
Materials (3.4%):
Hansol Chemical Co. Ltd.	580	41,779
Lotte Fine Chemical Co. Ltd.	973	45,522
Moorim P&P Co. Ltd.	812	7,721
SKC Kolon PI, Inc.	1,556	65,924
		160,946
		858,763
Malaysia (2.1%):
Financials (1.1%):
RHB Capital Berhad	38,500	50,239

Industrials (1.0%):
Malaysia Airports Holdings Berhad	23,000	49,465
		99,704
Mexico (6.9%):
Consumer Staples (1.1%):
Grupo Comercial Chedraui SAB de CV	23,283	52,051

Financials (2.7%):
Banco del Bajio SA (d)	28,667	70,752
Credito Real Sab de CV	38,746	53,177
		123,929
Industrials (1.1%):
Promotora y Operadora de Infraestructura SAB de CV	4,666	49,648

Materials (2.0%):
Alpek SAB de CV (b)	22,045	35,958
Grupo Cementos de Chihuahua SAB de CV	9,050	59,400
		95,358
		320,986
Peru (1.9%):
Financials (1.1%):
Intercorp Financial Services, Inc.	1,297	51,880

Industrials (0.8%):
Ferreycorp Saa	51,143	36,391
		88,271

See notes to schedules of portfolio investments.

Security Description	Shares	Fair Value(a)

Philippines (1.9%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp.	282,400	$45,833

Energy (0.9%):
Semirara Mining and Power Corp.	84,100	41,582
		87,415
Poland (1.7%):
Communication Services (0.4%):
11 bit studios SA (b)	207	19,126

Consumer Staples (1.3%):
Dino Polska SA (b)(d)	2,165	58,492
		77,618
Russian Federation (1.1%):
Financials (1.1%):
Bank St Petersburg PJSC	67,890	51,981

South Africa (2.0%):
Consumer Staples (0.8%):
Clover Industries Ltd.	35,004	37,324

Materials (1.2%):
African Rainbow Minerals Ltd.	6,231	56,586
		93,910
Switzerland (0.8%):
Materials (0.8%):
Ferrexpo PLC	14,050	36,536

Taiwan (17.4%):
Communication Services (1.1%):
Samebest Co. Ltd.	7,000	50,053

Consumer Discretionary (1.0%):
Topkey Corp.	15,000	44,710

Consumer Staples (1.1%):
TCI Co. Ltd.	3,229	51,914

Financials (1.1%):
Chailease Holding Co. Ltd.	15,000	52,503

Health Care (0.9%):
Bioteque Corp.	14,000	44,478

Industrials (3.4%):
Sinmag Equipment Corp.	9,383	42,544
United Integrated Services Co. Ltd.	29,000	55,937
Xxentria Technology Material	27,000	62,733
		161,214
Information Technology (6.5%):
Chipbond Technology Corp.	27,000	52,092
Chroma ATE, Inc.	12,000	57,567
Getac Technology Corp.	39,000	50,952
Parade Technologies Ltd.	3,000	45,774
Sinbon Electronics Co. Ltd.	20,000	55,774
Taiwan Union Technology Corp.	13,000	43,226
		305,385

See notes to schedules of portfolio investments.

Security Description	Shares		Fair Value(a)

Materials (2.3%):
Grand Pacific Petrochemical	65,000		$64,682
Shinkong Synthetic Fibers Corp.	102,000		41,913
			106,595
			816,852
Thailand (3.4%):
Consumer Staples (0.9%):
Haad Thip PCL	78,500		41,758

Health Care (1.1%):
Bumrungrad Hospital PCL	9,000		51,751

Real Estate (1.4%):
Quality Houses PCL, Series F	618,300		66,145
			159,654
Turkey (0.0%):(e)
Consumer Discretionary (0.0%):(e)
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	1		—	(f)

Financials (0.0%):(e)
Yapi ve Kredi Bankasi AS (b)	—	(g)	—	(f)
Total Common Stocks (Cost $4,728,139)			4,584,787

Collateral for Securities Loaned (1.6%)

United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (h)	12,976		12,976
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (h)	20,375		20,375
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (h)	6,489		6,489
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (h)	4,055		4,055
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (h)	21,894		21,894
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (h)	8,109		8,109
Total Collateral for Securities Loaned (Cost $73,898)			73,898

Total Investments (Cost $4,802,037) — 99.5%			4,658,685
Other assets in excess of liabilities — 0.5%			25,595
NET ASSETS - 100.00%			$4,684,280

(a)                   All securities, except those traded on exchanges in the United States, Brazil, Chile, Mexico, Peru and Turkey (and Collateral for Securities Loaned) were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                   Non-income producing security.

(c)                    All or a portion of this security is on loan.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $210,549 and amounted to 4.5% of net assets.

(e)                    Amount represents less than 0.05% of net assets.

(f)                     Rounds to less than $1.

(g)                    Rounds to less than 1.

(h)                   Rate disclosed is the daily yield on September 30, 2018.

See notes to schedules of portfolio investments.

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (96.9%)

Banks (13.9%):
Associated Banc-Corp.	775,887	$20,173,061
Chemical Financial Corp.	117,165	6,256,611
Columbia Banking System, Inc.	158,716	6,153,419
First Horizon National Corp.	311,634	5,378,803
Hancock Holding Co.	86,427	4,109,604
Independent Bank Group, Inc.(a)	94,390	6,258,057
Renasant Corp.	120,573	4,968,813
South State Corp.	42,350	3,472,700
Synovus Financial Corp.	197,849	9,059,506
UMB Financial Corp.(a)	43,862	3,109,816
Union Bankshares Corp.(a)	200,490	7,724,880
		76,665,270
Consumer Discretionary (9.9%):
Cooper-Standard Holding(b)	13,540	1,624,529
Jack in the Box, Inc.	121,740	10,205,464
Liberty Expedia Holdings, Inc., Class A(b)	450,637	21,197,964
Penske Automotive Group, Inc.	240,851	11,413,929
Qurate Retail, Inc.(b)	423,138	9,397,895
		53,839,781
Consumer Staples (2.4%):
Hostess Brands, Inc.(a)(b)	717,601	7,943,843
Nomad Foods Ltd., ADR(b)	82,250	1,666,385
Performance Food Group Co.(b)	122,185	4,068,761
		13,678,989
Energy (6.4%):
Energen Corp.(b)	50,877	4,384,071
Gulfport Energy Corp.(b)	191,660	1,995,181
Kosmos Energy Ltd.(a)(b)	855,287	7,996,933
Magnolia Oil & Gas Corp.(a)(b)	211,200	3,170,112
Peyto Exploration & Development Corp.(a)	880,780	7,590,462
RPC, Inc.(a)	360,370	5,578,528
SRC Energy, Inc.(a)(b)	477,334	4,243,499
		34,958,786
Health Care (3.0%):
Allscripts Healthcare Solutions, Inc.(b)	392,600	5,594,550
NuVasive, Inc.(a)(b)	154,300	10,952,214
		16,546,764
Industrials (9.1%):
Advanced Disposal Services, Inc.(b)	380,243	10,296,980
Atkore International Group, Inc.(b)	430,260	11,414,798
Azul SA, ADR(b)	316,709	5,634,253
Regal Beloit Corp.	89,918	7,413,739
Rexnord Corp.(b)	124,930	3,847,844
Rush Enterprises, Inc., Class A	116,390	4,575,291
SkyWest, Inc.(a)	117,090	6,896,601
		50,079,506
Information Technology (18.2%):
Belden, Inc.(a)	197,709	14,118,400
CommVault Systems, Inc.(a)(b)	205,023	14,351,610
Cray, Inc.(a)(b)	578,800	12,444,200

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Euronet Worldwide, Inc.(a)(b)	244,050	$24,458,691
NCR Corp.(b)	407,800	11,585,598
Verint Systems, Inc.(b)	448,200	22,454,820
		99,413,319
Insurance (11.8%):
Aspen Insurance Holdings Ltd., ADR(a)	69,840	2,919,312
Axis Capital Holdings Ltd., ADR(a)	154,380	8,909,270
Hanover Insurance Group, Inc.	50,210	6,194,408
Mercury General Corp.(a)	183,250	9,191,820
Primerica, Inc.	44,153	5,322,644
Torchmark Corp.	169,080	14,657,545
United Fire Group, Inc.	114,610	5,818,750
White Mountains Insurance Group Ltd., ADR	12,610	11,801,321
		64,815,070
Materials (6.4%):
Commercial Metals Co.	202,388	4,153,002
Compass Minerals International, Inc.(a)	124,876	8,391,667
Crown Holdings, Inc.(a)(b)	294,750	14,148,000
Summit Materials, Inc., Class A(a)(b)	458,927	8,343,293
		35,035,962
Mortgage Real Estate Investment Trusts (1.1%):
Redwood Trust, Inc.(a)	358,430	5,820,903

Real Estate (7.1%):
Corporate Office Properties Trust	103,890	3,099,039
Equity Commonwealth(b)	739,941	23,744,706
Spirit Realty Capital, Inc.	1,023,810	8,251,909
Terreno Realty Corp.	95,910	3,615,807
		38,711,461
Thrifts & Mortgage Finance (3.0%):
Essent Group Ltd.(b)	275,662	12,198,044
Kearny Financial Corp.	318,520	4,411,502
		16,609,546
Utilities (4.6%):
Black Hills Corp.(a)	194,335	11,288,920
El Paso Electric Co.	82,970	4,745,884
South Jersey Industries, Inc.(a)	247,560	8,731,441
		24,766,245
Total Common Stocks (Cost $424,999,086)		530,941,602

Preferred Stocks (0.3%)

Health Care (0.3%):
WellDoc, Inc.(c)(d)	1,587,483	1,709,719
Total Preferred Stock (Cost $1,942,920)		1,709,719

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Collateral for Securities Loaned (14.6%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(e)	14,077,857	$14,077,857
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(e)	22,105,702	22,105,702
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(e)	7,039,746	7,039,746
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(e)	4,399,083	4,399,083
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(e)	23,754,854	23,754,854
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(e)	8,798,166	8,798,166
Total Collateral for Securities Loaned (Cost $80,175,407)		80,175,407

Total Investments (Cost $507,117,413) — 111.8%		612,826,728
Liabilities in excess of other assets — (11.8)%		(64,786,991)
NET ASSETS - 100.00%		$548,039,737

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were 0.3% of the Fund’s net assets.

(d)                   Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)                    Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (96.1%)

Consumer Discretionary (12.0%):
Aramark	325,975	$14,023,445
Delphi Technologies PLC, ADR	217,670	6,826,131
Expedia, Inc.	123,080	16,059,479
LKQ Corp.(a)(b)	437,290	13,848,974
Qurate Retail, Inc.(a)	222,030	4,931,286
		55,689,315
Consumer Staples (3.4%):
Keurig Dr Pepper, Inc.	329,940	7,644,710
Post Holdings, Inc.(a)	78,990	7,744,180
		15,388,890
Energy (7.6%):
Devon Energy Corp.	156,223	6,239,547
Energen Corp.(a)	47,898	4,127,371
EQT Corp.(b)	49,660	2,196,462
Magnolia Oil & Gas Corp.(a)	82,200	1,233,822
Noble Energy, Inc.(b)	249,735	7,789,234
Range Resources Corp.(b)	379,610	6,449,574
RPC, Inc.(b)	438,090	6,781,633
		34,817,643
Financials (21.4%):
American International Group, Inc.	253,620	13,502,728
Brown & Brown, Inc.	381,970	11,294,853
Capital One Financial Corp.	120,320	11,421,978
Comerica, Inc.	137,493	12,401,869
E*TRADE Financial Corp.(a)	171,500	8,984,885
KeyCorp	498,480	9,914,767
RenaissanceRe Holdings Ltd., ADR	114,170	15,250,829
Unum Group(b)	178,390	6,969,697
Voya Financial, Inc.	189,890	9,431,836
		99,173,442
Health Care (7.5%):
Allergan PLC	85,080	16,206,038
NuVasive, Inc.(a)(b)	65,680	4,661,966
Quest Diagnostics, Inc.	28,100	3,032,271
Zimmer Biomet Holdings, Inc.(b)	79,900	10,504,453
		34,404,728
Industrials (8.1%):
Azul SA, ADR(a)	305,320	5,431,643
Crane Co.	77,190	7,591,637
Masco Corp.	89,790	3,286,314
Sensata Technologies Holding PLC, ADR(a)	119,350	5,913,793
Southwest Airlines Co.	129,230	8,070,414
Timken Co.	142,620	7,109,607
		37,403,408
Information Technology (13.4%):
Belden, Inc.(b)	62,360	4,453,128
Cognizant Technology Solutions Corp., Class A	114,581	8,839,924
CommVault Systems, Inc.(a)	24,140	1,689,800
Euronet Worldwide, Inc.(a)	169,803	17,017,656
FleetCor Technologies, Inc.(a)	36,360	8,284,262

See notes to schedules of portfolio investments.

Security Description	Shares	Value

NCR Corp.(a)	329,750	$9,368,198
Verint Systems, Inc.(a)	241,140	12,081,114
		61,734,082
Materials (7.7%):
Ball Corp.(b)	319,400	14,050,405
Compass Minerals International, Inc.(b)	71,760	4,822,272
Crown Holdings, Inc.(a)(b)	181,480	8,711,040
Sealed Air Corp.(b)	201,510	8,090,627
		35,674,344
Real Estate (9.3%):
Equity Commonwealth(a)	528,493	16,959,339
Invitation Homes, Inc.(b)	507,900	11,635,989
MGM Growth Properties LLC, Series A	221,530	6,532,920
Spirit Realty Capital, Inc.	965,610	7,782,817
		42,911,065
Utilities (5.7%):
AES Corp.	454,730	6,366,220
Atmos Energy Corp.	57,069	5,359,350
DTE Energy Co.(b)	41,705	4,551,267
WEC Energy Group, Inc.	72,635	4,849,112
Xcel Energy, Inc.	112,425	5,307,584
		26,433,533
Total Common Stocks (Cost $380,978,360)		443,630,450

Collateral for Securities Loaned (9.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	7,793,171	7,793,171
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	12,237,197	12,237,197
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	3,897,038	3,897,038
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	2,435,229	2,435,229
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	13,150,129	13,150,129
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	4,870,458	4,870,458
Total Collateral for Securities Loaned (Cost $44,383,222)		44,383,222

Total Investments (Cost $425,361,582) — 105.7%		488,013,672
Liabilities in excess of other assets — (5.7)%		(26,456,923)
NET ASSETS - 100.00%		$461,556,749

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.9%)

Banks (10.7%):
Citigroup, Inc.	305,190	$21,894,330
Comerica, Inc.	189,260	17,071,251
The PNC Financial Services Group, Inc.	100,950	13,748,381
U.S. Bancorp	198,900	10,503,909
		63,217,871
Capital Markets (1.6%):
E*TRADE Financial Corp.(a)	187,410	9,818,410

Communication Services (6.7%):
Alphabet, Inc., Class A(a)	15,600	18,830,448
Facebook, Inc., Class A(a)	129,760	21,340,330
		40,170,778
Consumer Discretionary (5.8%):
Aramark	272,410	11,719,078
Booking Holdings, Inc.(a)	5,920	11,745,280
LKQ Corp.(a)	345,750	10,949,903
		34,414,261
Consumer Finance (2.0%):
Capital One Financial Corp.	122,540	11,632,722

Consumer Staples (6.6%):
Keurig Dr Pepper, Inc.(b)	451,200	10,454,304
Mondelez International, Inc., Class A	478,760	20,567,530
Post Holdings, Inc.(a)	80,750	7,916,730
		38,938,564
Energy (11.3%):
Chevron Corp.	106,125	12,976,965
Devon Energy Corp.	254,598	10,168,644
Enterprise Products Partners LP	455,730	13,093,123
EQT Corp.	296,240	13,102,695
Helmerich & Payne, Inc.	91,030	6,260,133
Noble Energy, Inc.(b)	364,704	11,375,118
		66,976,678
Health Care (11.9%):
Allergan PLC	117,234	22,330,732
CVS Health Corp.	226,545	17,833,622
Quest Diagnostics, Inc.	41,860	4,517,113
UnitedHealth Group, Inc.	46,775	12,444,021
Zimmer Biomet Holdings, Inc.	108,530	14,268,439
		71,393,927
Industrials (7.2%):
Eaton Corp. PLC, ADR(b)	126,900	11,006,037
Sensata Technologies Holding PLC, ADR(a)(b)	209,550	10,383,203
Southwest Airlines Co.	203,260	12,693,587
Union Pacific Corp.	57,250	9,322,018
		43,404,845
Information Technology (8.1%):
Cognizant Technology Solutions Corp., Class A	152,147	11,738,141
FleetCor Technologies, Inc.(a)	51,400	11,710,976

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Visa, Inc., Class A	167,040	$25,071,034
		48,520,151
Insurance (14.0%):
Aflac, Inc.	262,400	12,351,168
American International Group, Inc.(b)	387,230	20,616,125
Arch Capital Group Ltd.(a)	298,540	8,899,477
Brown & Brown, Inc.	582,690	17,230,143
Cincinnati Financial Corp.(b)	165,810	12,735,866
Unum Group	276,590	10,806,371
		82,639,150
Materials (4.6%):
Ball Corp.(b)	390,760	17,189,532
Sealed Air Corp.(b)	259,530	10,420,130
		27,609,662
Real Estate (4.2%):
Equity Commonwealth(a)	392,220	12,586,340
Invitation Homes, Inc.	547,790	12,549,869
		25,136,209
Utilities (3.2%):
Duke Energy Corp.	133,920	10,716,278
Exelon Corp.	196,350	8,572,641
		19,288,919
Total Common Stocks (Cost $488,409,611)		583,162,147

Collateral for Securities Loaned (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	3,265,666	3,265,666
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	5,127,900	5,127,900
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	1,633,023	1,633,023
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	1,020,463	1,020,463
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	5,510,457	5,510,457
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	2,040,926	2,040,926
Total Collateral for Securities Loaned (Cost $18,598,435)		18,598,435

Total Investments (Cost $507,008,046) — 101.0%		601,760,582
Liabilities in excess of other assets — (1.0)%		(5,984,668)
NET ASSETS - 100.00%		$595,775,914

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (95.9%)

Banks (7.5%):
Associated Banc-Corp.	68,920	$1,791,920
Comerica, Inc.	20,910	1,886,082
		3,678,002
Capital Markets (2.4%):
E*TRADE Financial Corp.(a)	22,895	1,199,469

Communication Services (7.0%):
Alphabet, Inc., Class A(a)	1,612	1,945,813
Facebook, Inc., Class A(a)	9,170	1,508,098
		3,453,911
Consumer Discretionary (9.4%):
Liberty Expedia Holdings, Inc., Class A(a)(b)	47,730	2,245,219
LKQ Corp.(a)(b)	76,740	2,430,356
		4,675,575
Consumer Staples (6.4%):
Mondelez International, Inc., Class A	54,600	2,345,616
Post Holdings, Inc.(a)	8,290	812,752
		3,158,368
Energy (8.1%):
Energen Corp.(a)	10,270	884,966
EQT Corp.	32,100	1,419,783
Noble Energy, Inc.(b)	54,012	1,684,634
		3,989,383
Health Care (11.3%):
Allergan PLC	13,423	2,556,813
Allscripts Healthcare Solutions, Inc.(a)	71,000	1,011,750
CVS Health Corp.	25,170	1,981,382
		5,549,945
Information Technology (11.6%):
Euronet Worldwide, Inc.(a)(b)	19,770	1,981,349
NCR Corp.(a)	55,490	1,576,471
Verint Systems, Inc.(a)	43,050	2,156,805
		5,714,625
Insurance (13.5%):
American International Group, Inc.	28,200	1,501,368
Brown & Brown, Inc.	65,250	1,929,443
Mercury General Corp.	20,000	1,003,200
RenaissanceRe Holdings Ltd., ADR	16,730	2,234,793
		6,668,804
Materials (9.9%):
Ball Corp.(b)	36,600	1,610,034
Compass Minerals International, Inc.	15,396	1,034,611
Crown Holdings, Inc.(a)(b)	31,450	1,509,600
Sealed Air Corp.	18,410	739,162
		4,893,407
Real Estate (5.8%):
Equity Commonwealth(a)	89,220	2,863,070

See notes to schedules of portfolio investments.

Security Description	Shares	Value

Thrifts & Mortgage Finance (3.0%):
Essent Group Ltd.(a)	33,400	$1,477,950
Total Common Stocks (Cost $40,366,377)		47,322,509

Collateral for Securities Loaned (5.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	444,995	444,995
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	698,752	698,752
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	222,523	222,523
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	139,053	139,053
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	750,880	750,880
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	278,106	278,106
Total Collateral for Securities Loaned (Cost $2,534,309)		2,534,309

Total Investments (Cost $42,900,686) — 101.0%		49,856,818
Liabilities in excess of other assets — (1.0)%		(510,549)
NET ASSETS - 100.00%		$49,346,269

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value

Common Stocks (93.3%)

Energy Equipment & Services (2.6%):
Covia Holdings Corp.(a)(b)	1,465,781	$13,148,055
U.S. Silica Holdings, Inc.(b)	621,225	11,697,667
		24,845,722
Materials (21.2%):
First Quantum Minerals Ltd.	5,767,226	65,687,878
HudBay Minerals, Inc.	159,365	807,005
Taseko Mines Ltd.(a)	1,143,997	915,198
Turquoise Hill Resources Ltd.(a)	63,872,796	135,410,327
		202,820,408
Oil, Gas & Consumable Fuels (69.5%):
Antero Resources Corp.(a)	4,059,809	71,899,217
ARC Resources Ltd.	972,531	10,843,551
Centennial Resource Development, Inc.(a)(b)	1,349,178	29,479,539
Denbury Resources, Inc.(a)(b)	7,508,357	46,551,813
EOG Resources, Inc.	110,400	14,083,728
EQT Corp.(b)	503,871	22,286,214
Kosmos Energy Ltd.(a)(b)	1,772,314	16,571,136
Laredo Petroleum, Inc.(a)	9,151,352	74,766,547
Noble Energy, Inc.(b)	1,480,842	46,187,462
Occidental Petroleum Corp.	565,243	46,446,017
Peyto Exploration & Development Corp.(b)	5,365,116	46,235,960
Range Resources Corp.	7,515,345	127,685,713
SRC Energy, Inc.(a)	4,901,609	43,575,304
Tourmaline Oil Corp.	1,269,444	22,351,650
Whitecap Resources, Inc.	7,546,963	45,813,542
		664,777,393
Total Common Stocks (Cost $1,043,695,145)		892,443,523

Collateral for Securities Loaned (10.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	16,806,837	16,806,837
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	26,390,873	26,390,873
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	8,404,395	8,404,395
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	5,251,841	5,251,841
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	28,359,711	28,359,711
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	10,503,682	10,503,682
Total Collateral for Securities Loaned (Cost $95,717,339)		95,717,339

Total Investments (Cost $1,139,412,484) — 103.3%		988,160,862
Liabilities in excess of other assets — (3.3)%		(31,136,954)
NET ASSETS - 100.00%		$957,023,908

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

1. Organization:

The Victory Portfolios (the “Trust”) currently offers shares of 42 funds.  The accompanying Schedules of Portfolio Investments are those of the following 22 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory INCORE Investment Quality Bond Fund (“Investment Quality Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond Fund (“Low Duration Bond Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income consistent with preservation of capital
Victory High Yield Fund (“High Yield Fund”)	Classes A, C, R and Y	Seeks to provide current income with capital appreciation as a secondary objective
Victory Tax-Exempt Fund (“Tax-Exempt Fund”)	Classes A, C and Y	Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital
Victory High Income Municipal Bond Fund (“High Income Municipal Bond Fund”)	Classes A, C and Y	Seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation
Victory Floating Rate Fund (“Floating Rate Fund”)	Classes A, C, R and Y	Seeks to provide a high level of current income
Victory Strategic Income Fund (“Strategic Income Fund”)	Classes A, C, R and Y	Seeks to provide a high current income with a secondary objective of capital appreciation
Victory RS Small Cap Growth Fund (“RS Small Cap Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Select Growth Fund (“RS Select Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Mid Cap Growth Fund (“RS Mid Cap Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Growth Fund (“RS Growth Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Science and Technology Fund (“RS Science and Technology Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Small Cap Equity Fund (“RS Small Cap Equity Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS International Fund (“RS International Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Global Fund (“RS Global Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Fund (“Sophus Emerging Markets Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

Victory Sophus Emerging Markets Small Cap Fund (“Sophus Emerging Markets Small Cap Fund”)	Classes A, C and Y	Seeks to provide long-term capital appreciation
Victory RS Partners Fund (“RS Partners Fund”)	Classes A, R and Y	Seeks to provide long-term capital appreciation
Victory RS Value Fund (“RS Value Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha Fund (“RS Large Cap Alpha Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Investors Fund (“RS Investors Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Global Natural Resources Fund (“Global Natural Resources Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$1,968,188	$—	$—	$—	$1,968,188	$—
Collateralized Mortgage Obligations	—	—	862,892	—	—	—	862,892	—
Residential Mortgage Backed Securities	—	—	557,613	—	—	—	557,613	—
Corporate Bonds	—	—	11,841,954	—	—	—	11,841,954	—
Government National Mortgage Association	—	—	26,009	—	—	—	26,009	—
U.S. Government Mortgage Backed Agencies	—	—	14,785,529	—	—	—	14,785,529	—
U.S. Treasury Obligations	—	—	5,346,149	—	—	—	5,346,149	—
Collateral for Securities Loaned	649,715	—	—	—	—	—	649,715	—
Futures Contracts	—	(88,965)	—	—	—	—	—	(88,965)
Credit Default Swap Agreements	—	—	—	(36,188)	—	—	—	(36,188)
Total	649,715	(88,965)	35,388,334	(36,188)	—	—	36,038,049	(125,153)

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

Low Duration Bond Fund
Asset Backed Securities	—	—	53,687,320	—	—	—	53,687,320	—
Collateralized Mortgage Obligations	—	—	26,661,493	—	—	—	26,661,493	—
Residential Mortgage Backed Securities	—	—	22,056,937	—	—	—	22,056,937	—
Corporate Bonds	—	—	181,523,737	—	—	—	181,523,737	—
U.S. Government Mortgage Backed Agencies	—	—	35,522,633	—	—	—	35,522,633	—
U.S. Treasury Obligations	—	—	29,262,601	—	—	—	29,262,601	—
Collateral for Securities Loaned	1,330,380	—	—	—	—	—	1,330,380	—
Futures Contracts	—	(291,442)	—	—	—	—	—	(291,442)
Credit Default Swap Agreements	—	—	—	(341,246)	—	—	—	(341,246)
Total	1,330,380	(291,442)	348,714,721	(341,246)	—	—	350,045,101	(632,688)

High Yield Fund
Common Stocks	1,046,840	—	—	—	—	—	1,046,840	—
Senior Secured Loans	—	—	19,655,482	—	—	—	19,655,482	—
Corporate Bonds	—	—	46,720,024	—	—	—	46,720,024	—
Collateral for Securities Loaned	7,434,358	—	—	—	—	—	7,434,358	—
Total	8,481,198	—	66,375,506	—	—	—	74,856,704	—

Tax-Exempt Fund
Municipal Bonds	—	—	71,329,672	—	—	—	71,329,672	—
Total	—	—	71,329,672	—	—	—	71,329,672	—

High Income Municipal Bond Fund
Municipal Bonds	—	—	50,470,855	—	—	—	50,470,855	—
Total	—	—	50,470,855	—	—	—	50,470,855	—

Floating Rate Fund
Senior Secured Loans	—	—	581,374,554	—	—	—	581,374,554	—
Corporate Bonds	—	—	58,777,061	—	—	—	58,777,061	—
Total	—	—	640,151,615	—	—	—	640,151,615	—

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

Strategic Income Fund
Asset Backed Securities	—	—	6,390,521	—	—	—	6,390,521	—
Residential Mortgage Backed Securities	—	—	1,075,766	—	—	—	1,075,766	—
Senior Secured Loans	—	—	5,470,648	—	—	—	5,470,648	—
Corporate Bonds	—	—	20,269,136	—	—	—	20,269,136	—
U.S. Government Mortgage Backed Agencies	—	—	4,868,057	—	—	—	4,868,057	—
U.S. Treasury Obligations	—	—	10,465,625	—	—	—	10,465,625	—
Collateral for Securities Loaned	2,304,952	—	—	—	—	—	2,304,952	—
Futures Contracts	—	(157,824)	—	—	—	—	—	(157,824)
Total	2,304,952	(157,824)	48,539,753	—	—	—	50,844,705	(157,824)

RS Small Cap Growth Fund
Common Stocks	2,137,397,106	—	—	—	—	—	2,137,397,106	—
Collateral for Securities Loaned	419,963,034	—	—	—	—	—	419,963,034	—
Total	2,557,360,140	—	—	—	—	—	2,557,360,140	—

RS Select Growth Fund
Common Stocks	400,198,469	—	—	—	—	—	400,198,469	—
Collateral for Securities Loaned	60,094,487	—	—	—	—	—	60,094,487	—
Total	460,292,956	—	—	—	—	—	460,292,956	—

RS Mid Cap Growth Fund
Common Stocks	461,873,453	—	—	—	—	—	461,873,453	—
Collateral for Securities Loaned	45,495,010	—	—	—	—	—	45,495,010	—
Total	507,368,463	—	—	—	—	—	507,368,463	—

RS Growth Fund
Common Stocks	279,355,427	—	—	—	—	—	279,355,427	—
Collateral for Securities Loaned	16,800,508	—	—	—	—	—	16,800,508	—
Total	296,155,935	—	—	—	—	—	296,155,935	—

RS Science and Technology Fund
Common Stocks	280,431,903	—	—	—	—	—	280,431,903	—
Collateral for Securities Loaned	61,687,980	—	—	—	—	—	61,687,980	—
Total	342,119,883	—	—	—	—	—	342,119,883	—

RS Small Cap Equity Fund
Common Stocks	76,647,858	—	—	—	—	—	76,647,858	—
Collateral for Securities Loaned	19,410,314	—	—	—	—	—	19,410,314	—
Total	96,058,172	—	—	—	—	—	96,058,172	—

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

RS International Fund
Common Stocks	—		—	24,955,305	—	—	—	24,955,305	—
Preferred Stocks	—		—	379,762	—	—	—	379,762	—
Exchange-Traded Funds	420,654		—	—	—	—	—	420,654	—
Collateral for Securities Loaned	271,974		—	—	—	—	—	271,974	—
Total	692,628		—	25,335,067	—	—	—	26,027,695	—

RS Global Fund
Common Stocks	20,273,917	(a)	—	15,107,660	—	—	—	35,381,577	—
Preferred Stocks	267,855		—	—	—	—	—	267,855	—
Exchange-Traded Funds	553,608		—	—	—	—	—	553,608	—
Collateral for Securities Loaned	237,254		—	—	—	—	—	237,254	—
Total	21,332,634		—	15,107,660	—	—	—	36,440,294	—

Sophus Emerging Markets Fund
Common Stocks	63,664,190	(b)	—	235,625,135	—	—	—	299,289,325	—
Preferred Stocks	4,481,739		—	—	—	—	—	4,481,739	—
Collateral for Securities Loaned	6,011,991		—	—	—	—	—	6,011,991	—
Total	74,157,920		—	235,625,135	—	—	—	309,783,055	—

Sophus Emerging Markets Small Cap Fund
Common Stocks	728,729	(c)	—	3,856,058	—	—	—	4,584,787	—
Collateral for Securities Loaned	73,898		—	—	—	—	—	73,898	—
Total	802,627		—	3,856,058	—	—	—	4,658,685	—

RS Partners Fund
Common Stocks	530,941,602		—	—	—	—	—	530,941,602	—
Preferred Stocks	—		—	—	—	1,709,719	—	1,709,719	—
Collateral for Securities Loaned	80,175,407		—	—	—	—	—	80,175,407	—
Total	611,117,009		—	—	—	1,709,719	—	612,826,728	—

RS Value Fund
Common Stocks	443,630,450		—	—	—	—	—	443,630,450	—
Collateral for Securities Loaned	44,383,222		—	—	—	—	—	44,383,222	—
Total	488,013,672		—	—	—	—	—	488,013,672	—

RS Large Cap Alpha Fund
Common Stocks	583,162,147		—	—	—	—	—	583,162,147	—
Collateral for Securities Loaned	18,598,435		—	—	—	—	—	18,598,435	—
Total	601,760,582		—	—	—	—	—	601,760,582	—

RS Investors Fund
Common Stocks	47,322,509		—	—	—	—	—	47,322,509	—
Collateral for Securities Loaned	2,534,309		—	—	—	—	—	2,534,309	—
Total	49,856,818		—	—	—	—	—	49,856,818	—

Global Natural Resources Fund
Common Stocks	892,443,523		—	—	—	—	—	892,443,523	—
Collateral for Securities Loaned	95,717,339		—	—	—	—	—	95,717,339	—
Total	$988,160,862		$—	$—	$—	$—	$—	$988,160,862	$—

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

^ Other Financial investments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as United States, Bermuda, Canada, Ireland and Mexico.

(b) All securities categorized as Brazil, Chile, Mexico and all ADRs.

(c) All securities categorized as Brazil, Chile, Mexico, Peru and Turkey.

The following are significant transfers between Level 1 and Level 2 as of September 30, 2018:

Transfers from Level 2 to Level 1
RS Global Fund
Preferred Stocks	$267,855

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities	RS Partners Fund
Balance as of December 31, 2017	$1,942,920
Accrued discount (premium)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation/Depreciation	(233,201)
Purchases	—
Sales Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2018	$1,709,719

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

RS Partners Fund	Fair Value as of September 30, 2018*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$1,709,719	Market	Premium / Discount	Market Transactions	Any change to the premium or discount would result in direct and proportional changes in the fair value of the security.

*       Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Certain Funds may invest in floating rate loans.  Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities.

The market for these securities can be less liquid, especially during periods of recession or general market decline.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates,

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of September 30, 2018, the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral.

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
INCORE Investment Quality Bond Fund	$630,401	$649,715	$19,314
INCORE Low Duration Bond Fund	1,290,930	1,330,380	39,450
High Yield Fund	7,164,255	7,434,358	270,103
Strategic Income Fund	2,226,116	2,304,952	78,836
RS Small Cap Growth Fund	407,798,570	419,963,034	12,164,464
RS Select Growth Fund	58,866,425	60,094,487	1,228,062
RS Mid Cap Growth Fund	44,447,103	45,495,010	1,047,907
RS Growth Fund	16,263,144	16,800,508	537,364
RS Science and Technology Fund	60,099,068	61,687,980	1,588,912
RS Small Cap Equity Fund	18,414,943	19,410,314	995,371
RS International Fund	258,480	271,974	13,494
RS Global Fund	225,483	237,254	11,771
Sophus Emerging Markets Fund	5,669,901	6,011,991	342,090
Sophus Emerging Markets Small Cap Fund	69,466	73,898	4,432
RS Partners Fund	79,676,456	80,175,407	498,951
RS Value Fund	43,516,212	44,383,222	867,010
RS Large Cap Alpha Fund	18,121,569	18,598,435	476,866
RS Investors Fund	2,477,111	2,534,309	57,198
Global Natural Resources Fund	94,187,348	95,717,339	1,529,991

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value

Notes to Schedules of Portfolio Investments
Victory Portfolios	September 30, 2018
(Unaudited)

of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ compliance date for Form N-CEN was June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds’ adoption of these amendments have no effect on the Fund’s net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018